Schedule of Investments (unaudited) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 2.3%
AAR Corp.	1,751	$59,131
Aerojet Rocketdyne Holdings, Inc.(a)	2,271	76,896
Aerovironment, Inc.(a)	679	46,552
Arconic, Inc.	15,249	327,549
Astronics Corp.(a)	802	26,739
Axon Enterprise, Inc.(a)	2,174	138,049
Boeing Co.	19,552	7,384,595
Cubic Corp.	1,453	82,501
Curtiss-Wright Corp.	1,569	178,772
Ducommun, Inc.(a)	229	9,293
General Dynamics Corp.	9,259	1,654,769
Harris Corp.	4,264	718,484
HEICO Corp.(b)	1,593	168,109
HEICO Corp., Class A	2,381	212,933
Hexcel Corp.	3,040	214,958
Huntington Ingalls Industries, Inc.	1,536	341,883
KEYW Holding Corp.(a)	934	10,592
Kratos Defense & Security Solutions, Inc.(a)(b)	4,174	66,283
L3 Technologies, Inc.	2,805	613,117
Lockheed Martin Corp.	8,986	2,995,303
Maxar Technologies, Inc.(a)	1,753	8,642
Moog, Inc., Class A	1,286	120,421
National Presto Industries, Inc.	329	35,039
Northrop Grumman Corp.	5,651	1,638,281
Raytheon Co.	10,608	1,883,875
Spirit AeroSystems Holdings, Inc., Class A	3,997	347,339
Teledyne Technologies, Inc.(a)	1,257	312,377
Textron, Inc.	8,751	463,803
TransDigm Group, Inc.(a)	1,777	857,438
Triumph Group, Inc.	1,299	30,825
United Technologies Corp.	29,565	4,216,265
Vectrus, Inc.(a)	359	14,557

		25,255,370

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)(b)	1,842	43,342
Atlas Air Worldwide Holdings, Inc.(a)	708	34,189
C.H. Robinson Worldwide, Inc.	5,198	421,038
Echo Global Logistics, Inc.(a)	852	19,545
Expeditors International of Washington, Inc.	6,275	498,361
FedEx Corp.	8,979	1,701,161
Forward Air Corp.	913	57,811
Hub Group, Inc., Class A(a)	1,099	45,686
Park-Ohio Holdings Corp.	132	4,835
Radiant Logistics, Inc.(a)	1,065	6,965
United Parcel Service, Inc., Class B	24,829	2,637,336

Security	Shares	Value

Air Freight & Logistics (continued)
XPO Logistics, Inc.(a)	4,595	$312,828

		5,783,097

Airlines — 0.4%
Alaska Air Group, Inc.	4,524	280,036
Allegiant Travel Co.	585	85,925
American Airlines Group, Inc.	14,790	505,522
Copa Holdings SA, Class A	1,182	98,413
Delta Air Lines, Inc.	22,953	1,337,930
Hawaiian Holdings, Inc.	1,545	43,585
JetBlue Airways Corp.(a)	11,161	207,037
SkyWest, Inc.	1,956	120,470
Southwest Airlines Co.	18,199	986,932
Spirit Airlines, Inc.(a)	2,593	141,007
United Continental Holdings, Inc.(a)	9,154	813,424

		4,620,281

Auto Components — 0.3%
Adient PLC	2,967	68,538
American Axle & Manufacturing Holdings, Inc.(a)	3,615	53,321
Aptiv PLC	9,791	839,089
BorgWarner, Inc.	7,990	333,742
Cooper Tire & Rubber Co.	2,169	64,766
Cooper-Standard Holdings, Inc.(a)	597	30,250
Dana, Inc.	4,871	94,985
Dorman Products, Inc.(a)	1,032	90,475
Fox Factory Holding Corp.(a)	1,428	110,813
Garrett Motion, Inc.(a)	2,289	43,033
Gentex Corp.	10,257	236,219
Gentherm, Inc.(a)	1,168	49,476
Goodyear Tire & Rubber Co.	7,992	153,526
LCI Industries	770	67,645
Lear Corp.	2,274	325,182
Modine Manufacturing Co.(a)	1,640	24,256
Motorcar Parts of America, Inc.(a)(b)	702	14,503
Spartan Motors, Inc.	1,242	11,551
Standard Motor Products, Inc.	624	31,181
Stoneridge, Inc.(a)(b)	828	26,024
Superior Industries International, Inc.	934	4,623
Tenneco, Inc., Class A	1,503	32,946
Tower International, Inc.	586	13,677
Visteon Corp.(a)	1,206	79,620

		2,799,441

Automobiles — 0.5%
Ford Motor Co.	143,952	1,504,298
General Motors Co.	48,089	1,873,066
Harley-Davidson, Inc.	5,567	207,259
Tesla, Inc.(a)(b)	5,027	1,199,895
Thor Industries, Inc.	1,908	125,680
Winnebago Industries, Inc.	953	33,708

		4,943,906

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 5.8%
1st Source Corp.	411	$19,247
ACNB Corp.	387	14,656
Allegiance Bancshares, Inc.(a)	408	14,105
American National Bankshares, Inc.	234	8,850
Ameris Bancorp	1,247	45,466
Ames National Corp.	233	6,582
Arrow Financial Corp.	455	15,311
Associated Banc-Corp	5,634	127,835
Atlantic Capital Bancshares, Inc.(a)	685	11,946
BancFirst Corp.	744	41,962
Banco Latinoamericano de Comercio Exterior SA	1,539	33,289
Bancorp, Inc.(a)(b)	1,904	19,440
BancorpSouth Bank	3,011	91,775
Bank of America Corp.	329,537	10,077,241
Bank of Commerce Holdings	737	7,974
Bank of Hawaii Corp.	1,589	130,902
Bank of Marin Bancorp	316	13,383
Bank of NT Butterfield & Son Ltd.	2,038	81,561
Bank OZK	4,523	147,676
BankFinancial Corp.	603	9,051
BankUnited, Inc.	3,874	141,711
Bankwell Financial Group, Inc.	364	11,098
Banner Corp.	921	48,831
Bar Harbor Bankshares	399	10,486
Baycom Corp.(a)(b)	382	8,805
BB&T Corp.	28,535	1,460,992
BOK Financial Corp.	1,547	134,806
Boston Private Financial Holdings, Inc.	3,138	35,930
Bridge Bancorp, Inc.	369	11,435
Bryn Mawr Bank Corp.	476	18,131
Business First Bancshares, Inc.	348	8,857
Byline Bancorp, Inc.(a)	413	8,268
C&F Financial Corp.	148	7,178
Cadence BanCorp	6,557	149,172
Cambridge Bancorp	101	8,469
Camden National Corp.	528	23,221
Capital City Bank Group, Inc.	363	8,327
Carolina Financial Corp.	506	18,262
Cathay General Bancorp	5,074	186,672
CBTX, Inc.	506	16,040
CenterState Bank Corp.	6,382	157,508
Central Pacific Financial Corp.	427	12,814
Central Valley Community Bancorp	191	3,908
Century Bancorp, Inc., Class A	341	31,259
Chemical Financial Corp.	2,287	100,468
Chemung Financial Corp.	434	20,563
CIT Group, Inc.	3,563	189,801
Citigroup, Inc.	86,690	6,128,983

Security	Shares	Value

Banks (continued)
Citizens & Northern Corp.	381	$10,801
Citizens Financial Group, Inc.	17,145	620,649
City Holding Co.	442	35,086
CNB Financial Corp.	283	8,060
Codorus Valley Bancorp, Inc.	324	6,856
Columbia Banking System, Inc.	2,220	83,339
Comerica, Inc.	6,281	493,624
Commerce Bancshares, Inc.	3,900	235,677
Community Bank System, Inc.	1,677	111,453
Community Trust Bancorp, Inc.	487	20,576
ConnectOne Bancorp, Inc.	960	20,957
Cullen/Frost Bankers, Inc.	2,293	233,175
Customers Bancorp, Inc.(a)	1,068	24,190
CVB Financial Corp.	3,868	83,936
Eagle Bancorp, Inc.(a)	1,077	59,515
East West Bancorp, Inc.	5,416	278,816
Enterprise Bancorp, Inc.	214	6,790
Enterprise Financial Services Corp.	716	30,459
Equity Bancshares, Inc., Class A(a)	361	9,480
Esquire Financial Holdings, Inc.(a)	695	17,472
Farmers & Merchants Bancorp, Inc./Archbold	246	7,808
Farmers National Banc Corp.	551	7,929
FB Financial Corp.	520	19,105
Fidelity Southern Corp.	744	21,658
Fifth Third Bancorp	27,861	802,954
Financial Institutions, Inc.	439	12,072
First Bancorp, Inc.	314	8,418
First BanCorp, Puerto Rico	7,080	80,004
First Bancorp/Southern Pines NC	897	34,005
First Bancshares, Inc.	292	9,017
First Bank/Hamilton	1,767	20,161
First Busey Corp.	1,178	30,439
First Business Financial Services, Inc.	443	10,202
First Choice Bancorp	314	6,676
First Citizens BancShares, Inc., Class A	295	132,234
First Commonwealth Financial Corp.	3,047	41,470
First Community Bancshares, Inc.	576	20,022
First Financial Bancorp	2,911	73,066
First Financial Bankshares, Inc.	2,296	141,250
First Financial Corp.	269	11,075
First Foundation, Inc.	1,126	16,000
First Hawaiian, Inc.	5,459	150,941
First Horizon National Corp.	11,789	177,896
First Internet Bancorp	258	5,648
First Interstate Bancsystem, Inc., Class A	960	40,570
First Merchants Corp.	1,856	68,059
First Mid Bancshares, Inc.	285	9,830
First Midwest Bancorp, Inc.	3,356	72,053
First Northwest Bancorp	1,308	21,294
First of Long Island Corp.	640	14,893
First Republic Bank	5,871	620,095

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
FNB Corp.	12,170	$147,622
Franklin Financial Network, Inc.	413	11,419
Fulton Financial Corp.	6,228	107,433
German American Bancorp, Inc.	625	18,656
Glacier Bancorp, Inc.	2,627	111,884
Great Southern Bancorp, Inc.	266	15,415
Great Western Bancorp, Inc.	1,880	66,120
Guaranty Bancshares, Inc.	270	7,579
Hancock Whitney Corp.	3,184	139,268
Hanmi Financial Corp.	907	21,514
Heartland Financial USA, Inc.	1,223	54,913
Heritage Commerce Corp.	1,357	16,990
Heritage Financial Corp.	1,053	31,874
Home BancShares, Inc.	5,919	113,586
HomeTrust Bancshares, Inc.	642	16,281
Hope Bancorp, Inc.	3,638	51,150
Horizon Bancorp	897	14,594
Howard Bancorp, Inc.(a)	467	7,019
Huntington Bancshares, Inc.	37,815	526,385
Iberiabank Corp.	2,038	162,021
Independent Bank Corp.	1,926	101,400
Independent Bank Group, Inc.	1,357	77,349
International Bancshares Corp.	1,955	81,074
Investar Holding Corp.	897	20,882
Investors Bancorp, Inc.	9,403	110,485
JPMorgan Chase & Co.	120,764	14,014,662
KeyCorp	36,675	643,646
Lakeland Bancorp, Inc.	1,021	16,908
Lakeland Financial Corp.	1,121	53,528
LCNB Corp.	345	5,865
LegacyTexas Financial Group, Inc.	1,518	60,841
Live Oak Bancshares, Inc.	747	13,050
M&T Bank Corp.	5,244	891,847
Macatawa Bank Corp.	816	8,421
MBT Financial Corp.	784	7,871
Mercantile Bank Corp.	497	16,799
Metropolitan Bank Holding Corp.(a)	180	7,184
Midland States Bancorp, Inc.	963	25,828
MidWestOne Financial Group, Inc.	266	7,496
MutualFirst Financial, Inc.	253	7,562
National Bank Holdings Corp., Class A	890	34,034
National Bankshares, Inc.	185	7,824
NBT Bancorp, Inc.	1,281	48,704
Nicolet Bankshares, Inc.(a)	324	19,780
Northrim BanCorp, Inc.	226	8,021
Oak Valley Bancorp	1,155	22,141
OFG Bancorp	2,443	49,300
Ohio Valley Banc Corp.	173	6,501
Old Line Bancshares, Inc.	322	8,050
Old National Bancorp	5,785	98,808
Old Second Bancorp, Inc.	606	8,029
Opus Bank	633	13,844
Origin Bancorp, Inc.	454	15,817
Orrstown Financial Services, Inc.	348	7,218

Security	Shares	Value

Banks (continued)
Pacific Premier Bancorp, Inc.	1,486	$43,198
PacWest Bancorp	4,519	178,726
Park National Corp.	400	39,072
Peapack Gladstone Financial Corp.	523	15,130
Penns Woods Bancorp, Inc.	162	7,073
People’s United Financial, Inc.	16,275	281,395
People’s Utah Bancorp	363	10,327
Peoples Bancorp, Inc.	664	21,700
Peoples Financial Services Corp.	169	7,351
Pinnacle Financial Partners, Inc.	2,367	137,452
PNC Financial Services Group, Inc.	16,665	2,281,938
Popular, Inc.	3,598	207,641
Preferred Bank	405	19,922
Premier Financial Bancorp, Inc.	500	8,290
Prosperity Bancshares, Inc.	2,466	181,596
QCR Holdings, Inc.	413	14,129
RBB Bancorp	350	6,776
Regions Financial Corp.	37,379	580,496
Reliant Bancorp Inc.	315	7,213
Renasant Corp.	1,899	68,858
Republic Bancorp, Inc., Class A	204	9,641
Republic First Bancorp, Inc.(a)	1,213	6,211
S&T Bancorp, Inc.	1,347	53,988
Sandy Spring Bancorp, Inc.	1,225	42,740
Seacoast Banking Corp. of Florida(a)	1,610	45,660
ServisFirst Bancshares, Inc.	1,364	46,294
Sierra Bancorp	304	8,044
Signature Bank	1,902	251,197
Simmons First National Corp., Class A	3,143	79,801
SmartFinancial, Inc.(a)	348	7,235
South State Corp.	1,165	88,144
Southern First Bancshares, Inc.(a)	722	26,577
Southern National Bancorp of Virginia, Inc.	518	7,729
Southside Bancshares, Inc.	1,208	42,437
Spirit of Texas Bancshares, Inc.(a)	929	20,875
Sterling Bancorp	8,113	173,780
Stock Yards Bancorp, Inc.	1,278	43,899
Summit Financial Group, Inc.	488	12,712
SunTrust Banks, Inc.	16,713	1,094,367
SVB Financial Group(a)	1,977	497,650
Synovus Financial Corp.	5,826	214,746
TCF Financial Corp.	5,946	131,585
Texas Capital Bancshares, Inc.(a)	2,522	163,249
Tompkins Financial Corp.	571	46,063
TowneBank	2,464	64,261
Trico Bancshares	2,133	85,128
TriState Capital Holdings, Inc.(a)	771	17,933
Triumph Bancorp, Inc.(a)	785	24,343
Trustmark Corp.	1,885	67,785
U.S. Bancorp	55,456	2,956,914
UMB Financial Corp.	1,814	126,726
Umpqua Holdings Corp.	8,017	139,175
Union Bankshares Corp.	2,469	90,118

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Union Bankshares, Inc.	330	$13,038
United Bankshares, Inc.	3,132	122,900
United Community Banks, Inc.	2,390	67,111
Univest Financial Corp.	855	21,563
Valley National Bancorp	11,649	122,081
Veritex Holdings, Inc.	1,506	39,924
Washington Trust Bancorp, Inc.	445	23,055
Webster Financial Corp.	3,366	178,836
Wells Fargo & Co.	150,917	7,305,892
WesBanco, Inc.	1,608	64,835
West BanCorp., Inc.	346	7,256
Westamerica BanCorp	798	51,248
Western Alliance Bancorp(a)	3,602	172,104
Wintrust Financial Corp.	2,100	160,020
Zions Bancorp. NA	7,174	353,893

		62,629,540

Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)(b)	333	103,233
Brown-Forman Corp., Class A	2,095	109,568
Brown-Forman Corp., Class B	10,282	547,928
Coca-Cola Co.	139,687	6,853,044
Coca-Cola Consolidated, Inc.	158	51,355
Constellation Brands, Inc., Class A	5,733	1,213,504
Craft Brew Alliance, Inc.(a)(b)	284	4,007
Keurig Dr Pepper, Inc.	6,599	191,833
MGP Ingredients, Inc.(b)	444	39,014
Molson Coors Brewing Co., Class B	6,341	407,029
Monster Beverage Corp.(a)	14,333	854,247
National Beverage Corp.(b)	405	22,680
PepsiCo, Inc.	51,631	6,611,350
Primo Water Corp.(a)	879	13,844

		17,022,636

Biotechnology — 2.6%
AbbVie, Inc.	55,307	4,390,823
Abeona Therapeutics, Inc.(a)	977	7,523
ACADIA Pharmaceuticals, Inc.(a)	4,129	99,302
Acceleron Pharma, Inc.(a)	1,906	77,631
Achillion Pharmaceuticals, Inc.(a)	5,552	16,434
Acorda Therapeutics, Inc.(a)	1,264	13,209
Adamas Pharmaceuticals, Inc.(a)	698	4,411
Aduro Biotech, Inc.(a)	2,001	8,184
Adverum Biotechnologies, Inc.(a)	1,683	10,855
Aeglea BioTherapeutics, Inc.(a)	830	5,685
Agenus, Inc.(a)	8,877	22,814
AgeX Therapeutics, Inc.(a)	130	593
Agios Pharmaceuticals, Inc.(a)(b)	1,622	90,702
Aimmune Therapeutics, Inc.(a)(b)	1,372	27,632
Akebia Therapeutics, Inc.(a)	3,033	18,319
Albireo Pharma, Inc.(a)	285	9,810
Alder Biopharmaceuticals, Inc.(a)(b)	1,900	25,821
Aldeyra Therapeutics, Inc.(a)	3,085	25,513

Security	Shares	Value

Biotechnology (continued)
Alexion Pharmaceuticals, Inc.(a)	7,601	$1,034,724
Alkermes PLC(a)	5,464	165,668
Allakos, Inc.(a)(b)	491	19,252
Allogene Therapeutics, Inc.(a)(b)	1,153	34,532
Alnylam Pharmaceuticals, Inc.(a)	3,323	296,877
AMAG Pharmaceuticals, Inc.(a)	1,090	12,164
Amgen, Inc.	23,005	4,125,257
Amicus Therapeutics, Inc.(a)(b)	5,984	79,827
AnaptysBio, Inc.(a)(b)	865	62,903
Apellis Pharmaceuticals, Inc.(a)	1,135	22,484
Arbutus Biopharma Corp.(a)(b)	1,316	3,540
Arcus Biosciences, Inc.(a)	2,891	28,101
Ardelyx, Inc.(a)	547	1,860
Arena Pharmaceuticals, Inc.(a)	1,623	74,252
ArQule, Inc.(a)	6,657	39,742
Array BioPharma, Inc.(a)	7,393	167,156
Arrowhead Pharmaceuticals, Inc.(a)(b)	4,298	77,278
Atara Biotherapeutics, Inc.(a)	1,900	63,840
Athenex, Inc.(a)	1,333	13,170
Athersys, Inc.(a)(b)	1,234	1,913
Audentes Therapeutics, Inc.(a)	1,549	58,537
AVEO Pharmaceuticals, Inc.(a)(b)	3,922	3,620
Avid Bioservices, Inc.(a)	2,581	12,363
Avrobio, Inc.(a)	924	17,380
Bellicum Pharmaceuticals, Inc.(a)(b)	1,287	3,925
BioCryst Pharmaceuticals, Inc.(a)(b)	3,599	26,741
Biogen, Inc.(a)	7,185	1,647,089
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,258	75,291
BioMarin Pharmaceutical, Inc.(a)	6,611	565,439
Biospecifics Technologies Corp.(a)	73	4,891
BioTime, Inc.(a)(b)	1,303	1,616
Bluebird Bio, Inc.(a)	1,882	266,924
Blueprint Medicines Corp.(a)	1,545	116,817
Calithera Biosciences, Inc.(a)	1,548	9,536
Cara Therapeutics, Inc.(a)	1,002	19,118
CareDx, Inc.(a)	1,641	44,652
CASI Pharmaceuticals, Inc.(a)	1,541	5,024
Catalyst Pharmaceuticals, Inc.(a)	2,952	16,944
Celgene Corp.(a)	25,632	2,426,325
Cellular Biomedicine Group, Inc.(a)	498	8,605
ChemoCentryx, Inc.(a)	482	6,396
Chimerix, Inc.(a)(b)	931	2,514
Clovis Oncology, Inc.(a)(b)	1,403	25,633
Cohbar, Inc.(a)(b)	903	2,212
Coherus Biosciences, Inc.(a)(b)	1,471	23,418
Concert Pharmaceuticals, Inc.(a)	677	6,960
Constellation Pharmaceuticals, Inc.(a)	1,504	19,778
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	1,513	10,803
Corvus Pharmaceuticals, Inc.(a)(b)	695	2,940
Crinetics Pharmaceuticals, Inc.(a)(b)	817	21,201
CTI BioPharma Corp.(a)	1,754	1,719

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Cue Biopharma, Inc.(a)	690	$5,858
Cyclerion Therapeutics, Inc.(a)	437	6,655
Cytokinetics, Inc.(a)	1,286	11,343
CytomX Therapeutics, Inc.(a)	1,362	12,953
Deciphera Pharmaceuticals, Inc.(a)	241	5,543
Denali Therapeutics, Inc.(a)	2,476	60,588
Dicerna Pharmaceuticals, Inc.(a)(b)	2,829	36,664
Dynavax Technologies Corp.(a)	2,200	14,630
Eagle Pharmaceuticals, Inc.(a)	326	16,760
Editas Medicine, Inc.(a)	1,393	34,477
Eidos Therapeutics, Inc.(a)	904	23,694
Emergent Biosolutions, Inc.(a)	1,953	100,931
Enanta Pharmaceuticals, Inc.(a)	525	45,775
Epizyme, Inc.(a)	1,782	22,115
Esperion Therapeutics, Inc.(a)	801	34,523
Evelo Biosciences, Inc.(a)	2,404	20,158
Exact Sciences Corp.(a)	4,254	419,827
Exelixis, Inc.(a)	10,243	201,377
Fate Therapeutics, Inc.(a)	2,869	48,199
FibroGen, Inc.(a)	2,721	127,152
Five Prime Therapeutics, Inc.(a)	1,283	14,216
Flexion Therapeutics, Inc.(a)(b)	1,134	12,020
Forty Seven, Inc.(a)	1,261	23,946
G1 Therapeutics, Inc.(a)(b)	662	14,167
Genomic Health, Inc.(a)	636	40,914
Geron Corp.(a)	4,974	9,053
Gilead Sciences, Inc.	46,700	3,037,368
Global Blood Therapeutics, Inc.(a)	1,958	108,473
GlycoMimetics, Inc.(a)	1,052	12,803
Halozyme Therapeutics, Inc.(a)	4,046	65,262
Heron Therapeutics, Inc.(a)	2,779	60,249
Homology Medicines, Inc.(a)	471	10,136
Idera Pharmaceuticals, Inc.(a)(b)	288	867
Immunic, Inc.(a)(b)	39	541
ImmunoGen, Inc.(a)	3,602	8,609
Immunomedics, Inc.(a)	5,950	95,319
Incyte Corp.(a)	6,181	474,701
Innoviva, Inc.(a)	2,582	36,225
Inovio Pharmaceuticals, Inc.(a)(b)	2,914	10,957
Insmed, Inc.(a)	3,175	96,647
Insys Therapeutics, Inc.(a)(b)	259	1,114
Intellia Therapeutics, Inc.(a)(b)	1,077	16,564
Intercept Pharmaceuticals, Inc.(a)(b)	872	75,149
Intrexon Corp.(a)(b)	2,222	9,621
Invitae Corp.(a)	2,836	66,986
Ionis Pharmaceuticals, Inc.(a)	4,388	326,160
Iovance Biotherapeutics, Inc.(a)(b)	5,642	64,319
Ironwood Pharmaceuticals, Inc.(a)	4,377	52,043
Kadmon Holdings, Inc.(a)	2,523	5,929
Karyopharm Therapeutics, Inc.(a)(b)	1,533	7,159
Kezar Life Sciences, Inc.(a)	1,145	21,606
Kindred Biosciences, Inc.(a)	898	7,983
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,128	16,841

Security	Shares	Value

Biotechnology (continued)
Kura Oncology, Inc.(a)	769	$11,643
La Jolla Pharmaceutical Co.(a)	594	4,782
Lexicon Pharmaceuticals, Inc.(a)	1,529	8,868
Ligand Pharmaceuticals, Inc.(a)(b)	823	103,575
MacroGenics, Inc.(a)(b)	1,137	19,067
Madrigal Pharmaceuticals, Inc.(a)	278	29,490
Magenta Therapeutics, Inc.(a)(b)	1,237	17,825
MannKind Corp.(a)(b)	4,559	7,021
MediciNova, Inc.(a)(b)	1,426	15,971
MeiraGTx Holdings PLC(a)	1,053	20,565
Mersana Therapeutics, Inc.(a)	488	2,401
Minerva Neurosciences, Inc.(a)	1,232	9,080
Miragen Therapeutics, Inc.(a)(b)	1,224	3,586
Mirati Therapeutics, Inc.(a)(b)	988	58,776
Moderna, Inc.(a)(b)	1,975	51,409
Momenta Pharmaceuticals, Inc.(a)	3,999	55,946
Myriad Genetics, Inc.(a)	2,670	84,052
Natera, Inc.(a)	889	16,989
Neurocrine Biosciences, Inc.(a)(b)	3,064	221,343
NewLink Genetics Corp.(a)	181	309
Novavax, Inc.(a)	11,973	6,361
OPKO Health, Inc.(a)(b)	11,525	27,545
Organovo Holdings, Inc.(a)	1,130	1,130
Palatin Technologies, Inc.(a)	9,667	11,987
PDL BioPharma, Inc.(a)	4,251	13,901
Pieris Pharmaceuticals, Inc.(a)	1,775	5,307
PolarityTE, Inc.(a)	282	2,549
Portola Pharmaceuticals, Inc.(a)(b)	2,139	75,507
Progenics Pharmaceuticals, Inc.(a)	2,297	11,807
Prothena Corp. PLC(a)	1,072	11,149
PTC Therapeutics, Inc.(a)	2,192	82,025
Puma Biotechnology, Inc.(a)	955	30,675
Ra Pharmaceuticals, Inc.(a)(b)	996	22,111
Radius Health, Inc.(a)	1,241	27,327
Recro Pharma, Inc.(a)	1,989	17,364
Regeneron Pharmaceuticals, Inc.(a)	2,877	987,214
REGENXBIO, Inc.(a)	1,239	62,446
Repligen Corp.(a)(b)	1,530	103,091
Replimune Group, Inc.(a)	1,835	30,773
Retrophin, Inc.(a)	1,474	28,124
Rhythm Pharmaceuticals, Inc.(a)	378	9,556
Rigel Pharmaceuticals, Inc.(a)	5,790	12,912
Rocket Pharmaceuticals, Inc.(a)(b)	649	12,045
Rubius Therapeutics, Inc.(a)	1,723	30,135
Sage Therapeutics, Inc.(a)(b)	1,747	293,898
Sangamo Therapeutics, Inc.(a)(b)	3,380	39,512
Sarepta Therapeutics, Inc.(a)	2,393	279,837
Savara, Inc.(a)	756	8,074
Scholar Rock Holding Corp.(a)	1,041	22,152
Seattle Genetics, Inc.(a)	3,714	251,735
Selecta Biosciences, Inc.(a)	698	1,501
Seres Therapeutics, Inc.(a)	199	1,301
Solid Biosciences, Inc.(a)	285	2,588
Sorrento Therapeutics, Inc.(a)(b)	6,972	25,448

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Spark Therapeutics, Inc.(a)(b)	1,132	$120,773
Spectrum Pharmaceuticals, Inc.(a)	3,102	29,066
Spring Bank Pharmaceuticals, Inc.(a)	1,640	12,152
Stemline Therapeutics, Inc.(a)	875	13,125
Synlogic, Inc.(a)	2,533	21,733
Syros Pharmaceuticals, Inc.(a)	750	5,422
T2 Biosystems, Inc.(a)(b)	1,008	2,591
Tetraphase Pharmaceuticals, Inc.(a)	851	902
TG Therapeutics, Inc.(a)	1,735	13,793
Tocagen, Inc.(a)(b)	2,399	23,702
Translate Bio, Inc.(a)	2,152	20,874
Tyme Technologies, Inc.(a)	7,772	11,736
Ultragenyx Pharmaceutical, Inc.(a)	2,045	134,970
United Therapeutics Corp.(a)	1,522	156,112
UNITY Biotechnology, Inc.(a)	1,493	12,287
Vanda Pharmaceuticals, Inc.(a)	1,628	26,520
Verastem, Inc.(a)	1,646	3,506
Vericel Corp.(a)	2,220	37,718
Vertex Pharmaceuticals, Inc.(a)	9,388	1,586,384
Viking Therapeutics, Inc.(a)(b)	3,400	26,622
Voyager Therapeutics, Inc.(a)(b)	667	14,074
Xencor, Inc.(a)	2,008	61,666
Y-mAbs Therapeutics, Inc.(a)	825	18,991
Zafgen, Inc.(a)	1,209	3,095
ZIOPHARM Oncology, Inc.(a)(b)	4,642	20,518

		28,357,498

Building Products — 0.4%
AAON, Inc.	1,767	88,721
Advanced Drainage Systems, Inc.	1,310	36,745
Allegion PLC	3,517	348,992
Ameresco, Inc., Class A(a)	824	12,409
American Woodmark Corp.(a)	472	42,447
AO Smith Corp.	5,504	289,345
Apogee Enterprises, Inc.	840	33,852
Armstrong Flooring, Inc.(a)	377	5,463
Armstrong World Industries, Inc.	1,474	127,752
Builders FirstSource, Inc.(a)(b)	3,596	49,553
Caesarstone Ltd.	516	7,807
Continental Building Products, Inc.(a)	1,338	34,320
CSW Industrials, Inc.(a)	435	26,078
Fortune Brands Home & Security, Inc.	4,929	260,153
Gibraltar Industries, Inc.(a)	1,147	45,501
Griffon Corp.	937	18,384
Insteel Industries, Inc.	524	10,973
JELD-WEN Holding, Inc.(a)	2,185	43,154
Johnson Controls International PLC	33,510	1,256,625
Lennox International, Inc.	1,286	349,085
Masco Corp.	10,600	414,036
Masonite International Corp.(a)	824	42,428
NCI Building Systems, Inc.(a)	1,292	7,390
Owens Corning	3,906	200,261
Patrick Industries, Inc.(a)	762	38,001

Security	Shares	Value

Building Products (continued)
PGT Innovations, Inc.(a)	1,672	$24,511
Quanex Building Products Corp.	1,001	16,737
Resideo Technologies, Inc.(a)	4,872	110,594
Simpson Manufacturing Co., Inc.	1,608	102,397
Trex Co., Inc.(a)	2,160	149,623
Universal Forest Products, Inc.	1,917	70,833

		4,264,170

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,796	199,212
Ameriprise Financial, Inc.	4,909	720,494
Arlington Asset Investment Corp., Class A	839	6,586
Artisan Partners Asset Management, Inc., Class A	1,678	47,555
Associated Capital Group, Inc., Class A	82	3,387
B. Riley Financial, Inc.	660	11,966
Bank of New York Mellon Corp.	32,715	1,624,627
BGC Partners, Inc., Class A	8,292	44,777
BlackRock, Inc.(f)	4,354	2,112,735
Blucora, Inc.(a)	1,592	55,720
BrightSphere Investment Group PLC	2,537	37,192
Cboe Global Markets, Inc.	4,062	412,740
Charles Schwab Corp.	44,262	2,026,314
CME Group, Inc.	12,961	2,318,723
Cohen & Steers, Inc.	1,421	71,263
Cowen, Inc., Class A(a)	773	12,948
Diamond Hill Investment Group, Inc.	101	14,592
Donnelley Financial Solutions, Inc.(a)	1,284	19,658
E*Trade Financial Corp.	9,432	477,825
Eaton Vance Corp.	4,040	167,943
Evercore, Inc., Class A	1,511	147,217
Federated Investors, Inc., Class B	3,676	112,963
Focus Financial Partners, Inc., Class A(a)	1,278	47,925
Franklin Resources, Inc.	11,603	401,348
Gain Capital Holdings, Inc.	726	3,826
GAMCO Investors, Inc., Class A	133	2,883
Goldman Sachs Group, Inc.	12,791	2,633,923
Greenhill & Co., Inc.	768	15,905
Hamilton Lane, Inc., Class A	624	30,489
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,888	50,202
HFF, Inc., Class A	1,266	60,249
Houlihan Lokey, Inc.	1,282	63,228
Intercontinental Exchange, Inc.	20,665	1,681,098
INTL. FCStone, Inc.(a)	561	22,754
Invesco Ltd.	13,784	302,834
Ladenburg Thalmann Financial Services, Inc.	2,782	10,210
Lazard Ltd., Class A	4,061	157,892
Legg Mason, Inc.	4,569	152,833
LPL Financial Holdings, Inc.	3,219	238,496

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Marcus & Millichap, Inc.(a)	477	$20,559
Moelis & Co., Class A	1,809	74,079
Moody’s Corp.	5,963	1,172,445
Morgan Stanley	43,750	2,110,937
MSCI, Inc.	2,950	664,871
Nasdaq, Inc.	4,153	382,907
Northern Trust Corp.	7,280	717,444
Oppenheimer Holdings, Inc., Class A	269	7,061
Piper Jaffray Cos.	472	38,043
PJT Partners, Inc., Class A	631	27,209
Raymond James Financial, Inc.	4,530	414,812
S&P Global, Inc.	9,080	2,003,593
Safeguard Scientifics, Inc.(a)	589	6,738
SEI Investments Co.	4,775	259,999
State Street Corp.	13,514	914,357
Stifel Financial Corp.	2,211	131,930
T. Rowe Price Group, Inc.	8,702	935,465
TD Ameritrade Holding Corp.	10,129	532,583
Virtu Financial, Inc., Class A	1,224	30,086
Virtus Investment Partners, Inc.	267	32,737
Waddell & Reed Financial, Inc., Class A	2,763	51,751
Westwood Holdings Group, Inc.	168	5,257
WisdomTree Investments, Inc.	6,794	48,917

		27,106,312

Chemicals — 2.0%
A. Schulman, Inc.(c)	817	354
AdvanSix, Inc.(a)	1,050	31,741
AgroFresh Solutions, Inc.(a)(b)	1,185	3,780
Air Products & Chemicals, Inc.	8,044	1,655,375
Albemarle Corp.	3,738	280,574
American Vanguard Corp.	632	9,948
Ashland Global Holdings, Inc.	2,266	182,481
Axalta Coating Systems Ltd.(a)	7,636	206,019
Balchem Corp.	1,430	145,159
Cabot Corp.	1,967	89,262
Celanese Corp.	4,613	497,697
CF Industries Holdings, Inc.	8,233	368,674
Chase Corp.	210	19,671
Chemours Co.	6,162	221,894
Codexis, Inc.(a)(b)	1,582	31,165
Dow, Inc.(a)	27,768	1,575,279
DowDuPont, Inc.	83,170	3,197,886
Eastman Chemical Co.	5,107	402,840
Ecolab, Inc.	9,332	1,717,834
Element Solutions, Inc.(a)	10,214	110,924
Ferro Corp.(a)	2,525	45,122
Flotek Industries, Inc.(a)(b)	1,115	3,980
FMC Corp.	4,776	377,591
FutureFuel Corp.	633	9,299
GCP Applied Technologies, Inc.(a)	2,930	84,355
Hawkins, Inc.	210	7,751
HB Fuller Co.	1,761	86,236
Huntsman Corp.	8,355	185,815

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)	1,501	$172,630
Innophos Holdings, Inc.	560	18,026
Innospec, Inc.	974	82,615
International Flavors & Fragrances, Inc.	3,612	497,697
Intrepid Potash, Inc.(a)	2,818	10,483
Koppers Holdings, Inc.(a)	682	18,237
Kraton Corp.(a)	1,033	33,903
Kronos Worldwide, Inc.	777	10,567
Landec Corp.(a)	899	9,448
Linde PLC	20,072	3,618,179
Livent Corp.(a)	5,602	60,390
LSB Industries, Inc.(a)	74	433
LyondellBasell Industries NV, Class A	11,499	1,014,557
Minerals Technologies, Inc.	1,323	83,045
Mosaic Co.	13,360	348,830
NewMarket Corp.	248	104,056
Olin Corp.	5,829	126,431
OMNOVA Solutions, Inc.(a)	1,355	10,027
PolyOne Corp.	4,120	113,877
PPG Industries, Inc.	8,736	1,026,480
PQ Group Holdings, Inc.(a)	1,043	16,490
Quaker Chemical Corp.	410	91,766
Rayonier Advanced Materials, Inc.	1,732	25,703
RPM International, Inc.	4,704	285,298
Scotts Miracle-Gro Co.	1,330	113,077
Sensient Technologies Corp.	1,699	119,134
Sherwin-Williams Co.	3,055	1,389,506
Stepan Co.	631	58,393
Trecora Resources(a)	733	6,853
Tredegar Corp.	681	12,272
Trinseo SA	1,710	76,864
Tronox Holdings PLC, Class A(a)	4,474	63,262
Valvoline, Inc.	7,305	135,142
Versum Materials, Inc.	3,858	201,310
Westlake Chemical Corp.	1,460	101,835
WR Grace & Co.	2,374	179,427

		21,784,949

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	2,792	106,012
ACCO Brands Corp.	3,640	33,270
ADT, Inc.	6,532	43,046
Advanced Disposal Services, Inc.(a)	2,976	96,244
BrightView Holdings, Inc.(a)	1,809	29,016
Brink’s Co.	1,969	157,382
Casella Waste Systems, Inc., Class A(a)	1,808	67,475
CECO Environmental Corp.(a)	925	7,178
Cimpress NV(a)(b)	952	86,061
Cintas Corp.	3,117	676,825
Clean Harbors, Inc.(a)	1,924	146,224
Copart, Inc.(a)	7,295	491,099
Covanta Holding Corp.	3,766	68,052
Deluxe Corp.	1,445	64,620

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Encore Capital Group, Inc.(a)	852	$24,078
Ennis, Inc.	1,476	29,786
Healthcare Services Group, Inc.	2,819	95,423
Heritage-Crystal Clean, Inc.(a)	397	11,406
Herman Miller, Inc.	2,044	79,348
HNI Corp.	1,510	55,432
InnerWorkings, Inc.(a)(b)	577	1,950
Interface, Inc.	1,828	29,321
KAR Auction Services, Inc.	4,804	271,330
Kimball International, Inc., Class B	1,050	16,443
Knoll, Inc.	1,883	41,125
LSC Communications, Inc.	865	6,046
McGrath RentCorp	765	47,430
Mobile Mini, Inc.	1,436	51,725
MSA Safety, Inc.	1,077	118,373
Multi-Color Corp.	417	20,808
Pitney Bowes, Inc.	6,230	44,295
Quad/Graphics, Inc.	1,100	13,431
Republic Services, Inc.	8,131	673,409
Rollins, Inc.	5,178	200,233
RR Donnelley & Sons Co.	2,845	13,144
Steelcase, Inc., Class A	3,932	67,984
Stericycle, Inc.(a)(b)	2,963	173,010
Sykes Enterprises, Inc.(a)	1,447	40,154
Team, Inc.(a)	945	15,971
Tetra Tech, Inc.	2,054	132,935
U.S. Ecology, Inc.	694	42,341
UniFirst Corp.	661	104,524
Viad Corp.	784	48,067
VSE Corp.	300	9,171
Waste Management, Inc.	15,512	1,665,058

		6,216,255

Communications Equipment — 1.3%
ADTRAN, Inc.	1,464	25,093
Applied Optoelectronics, Inc.(a)(b)	492	6,160
Arista Networks, Inc.(a)	2,060	643,317
Bel Fuse, Inc., Class B	206	4,882
CalAmp Corp.(a)	1,415	20,673
Calix, Inc.(a)	1,374	9,412
Casa Systems, Inc.(a)	501	4,805
Ciena Corp.(a)	5,029	192,912
Cisco Systems, Inc.	166,149	9,296,037
Clearfield, Inc.(a)	214	3,154
CommScope Holding Co., Inc.(a)	6,946	172,122
Comtech Telecommunications Corp.	769	18,095
Digi International, Inc.(a)	916	11,789
EchoStar Corp., Class A(a)	2,189	87,232
Extreme Networks, Inc.(a)	3,777	30,216
F5 Networks, Inc.(a)	2,171	340,630
Finisar Corp.(a)	3,653	88,074
Harmonic, Inc.(a)(b)	2,232	12,633
Infinera Corp.(a)	4,951	21,487

Security	Shares	Value

Communications Equipment (continued)
InterDigital, Inc.	1,091	$71,340
Juniper Networks, Inc.	12,381	343,820
KVH Industries, Inc.(a)	368	3,606
Loral Space & Communications, Inc.(a)	436	16,054
Lumentum Holdings, Inc.(a)	2,811	174,198
Motorola Solutions, Inc.	6,061	878,299
NETGEAR, Inc.(a)	984	30,533
Palo Alto Networks, Inc.(a)	3,400	846,022
Plantronics, Inc.	1,047	53,900
Quantenna Communications, Inc.(a)	1,082	26,347
Ribbon Communications, Inc.(a)	1,319	7,070
Ubiquiti Networks, Inc.	551	93,918
ViaSat, Inc.(a)	2,112	191,812
Viavi Solutions, Inc.(a)	7,781	103,487

		13,829,129

Construction & Engineering — 0.2%
AECOM (a)(b)	5,607	190,077
Aegion Corp.(a)	966	19,233
Arcosa, Inc.	1,533	47,722
Argan, Inc.	484	23,145
Comfort Systems USA, Inc.	1,276	69,032
Dycom Industries, Inc.(a)	920	45,623
EMCOR Group, Inc.	2,286	192,344
Fluor Corp.	4,956	196,902
Granite Construction, Inc.	1,426	64,013
Great Lakes Dredge & Dock Corp.(a)(b)	3,388	34,659
HC2 Holdings, Inc.(a)(b)	1,528	3,270
IES Holdings, Inc.(a)	192	3,362
Jacobs Engineering Group, Inc.	4,453	347,067
KBR, Inc.	5,378	119,499
MasTec, Inc.(a)	2,050	103,832
MYR Group, Inc.(a)	480	17,352
Northwest Pipe Co.(a)(b)	811	19,440
NV5 Global, Inc.(a)	247	15,645
Orion Group Holdings, Inc.(a)	507	1,313
Primoris Services Corp.	1,242	27,225
Quanta Services, Inc.	5,231	212,378
Sterling Construction Co., Inc.(a)	736	9,980
Tutor Perini Corp.(a)	1,212	24,204
Willscot Corp.(a)	1,032	13,901

		1,801,218

Construction Materials — 0.1%
Eagle Materials, Inc.	1,497	136,092
Forterra, Inc.(a)(b)	880	4,083
Martin Marietta Materials, Inc.	2,274	504,601
Summit Materials, Inc., Class A(a)	3,491	61,163
US Concrete, Inc.(a)	548	25,827
Vulcan Materials Co.	4,664	588,177

		1,319,943

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	1,308	$32,975
American Outdoor Brands Corp.(a)	1,541	15,179
At Home Group, Inc.(a)(b)	2,006	47,121
Camping World Holdings, Inc., Class A(b)	1,130	16,859
SP Plus Corp.(a)	647	22,334

		134,468

Consumer Finance — 0.7%
Ally Financial, Inc.	14,718	437,272
American Express Co.	25,079	2,940,011
Capital One Financial Corp.	17,344	1,610,044
Credit Acceptance Corp.(a)	402	199,480
Curo Group Holdings Corp.(a)	395	5,261
Discover Financial Services	11,914	970,872
Enova International, Inc.(a)	960	26,333
Ezcorp, Inc., Class A(a)	1,575	17,120
FirstCash, Inc.	1,565	152,869
Green Dot Corp., Class A(a)	1,798	114,659
I3 Verticals, Inc., Class A(a)	848	20,471
LendingClub Corp.(a)	10,546	33,536
Navient Corp.	9,899	133,736
Nelnet, Inc., Class A	589	34,191
OneMain Holdings, Inc.	3,351	113,834
PRA Group, Inc.(a)(b)	1,470	41,336
Regional Management Corp.(a)	217	5,375
Santander Consumer USA Holdings, Inc.	4,723	100,836
SLM Corp.	15,964	162,194
Synchrony Financial	25,870	896,913
World Acceptance Corp.(a)	213	27,688

		8,044,031

Containers & Packaging — 0.4%
AptarGroup, Inc.	2,313	257,298
Ardagh Group SA	925	12,839
Avery Dennison Corp.	3,078	340,581
Ball Corp.	11,893	712,866
Bemis Co., Inc.	3,249	186,558
Berry Global Group, Inc.(a)	4,581	269,363
Crown Holdings, Inc.(a)	4,864	282,744
Graphic Packaging Holding Co.	10,982	152,430
Greif, Inc., Class A	1,474	58,252
Greif, Inc., Class B	150	7,298
International Paper Co.	14,754	690,635
Myers Industries, Inc.	958	17,139
Owens-Illinois, Inc.	6,832	135,000
Packaging Corp.of America	3,373	334,467
Sealed Air Corp.	5,598	260,979
Silgan Holdings, Inc.	2,921	87,455

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	3,517	$221,782
UFP Technologies, Inc.(a)	191	6,952
Westrock Co.	9,248	354,938

		4,389,576

Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,551	56,379
Funko, Inc., Class A(a)	946	18,759
Genuine Parts Co.	5,160	529,106
LKQ Corp.(a)	11,412	343,501
Pool Corp.	1,394	256,134
Weyco Group, Inc.	658	22,576

		1,226,455

Diversified Consumer Services — 0.2%
2U, Inc.(a)	1,992	120,516
Adtalem Global Education, Inc.(a)	1,954	96,371
American Public Education, Inc.(a)	510	16,320
Bright Horizons Family Solutions, Inc.(a)	2,031	260,273
Career Education Corp.(a)	2,063	37,443
Carriage Services, Inc.	331	5,809
Chegg, Inc.(a)	3,930	140,104
frontdoor, Inc.(a)	3,016	106,284
Graham Holdings Co., Class B	162	120,436
Grand Canyon Education, Inc.(a)(b)	1,837	212,890
H&R Block, Inc.	6,976	189,817
Hillenbrand, Inc.	2,758	118,649
Houghton Mifflin Harcourt Co.(a)	3,459	24,663
K12, Inc.(a)	1,226	36,927
Laureate Education, Inc., Class A(a)	3,317	52,210
Matthews International Corp., Class A	1,044	41,823
Regis Corp.(a)	1,081	20,236
Service Corp.International	6,284	261,477
ServiceMaster Global Holdings, Inc.(a)	4,686	229,755
Sotheby’s(a)	1,241	52,345
Strategic Education, Inc.	783	112,243
Weight Watchers International, Inc.(a)(b)	1,199	24,484

		2,281,075

Diversified Financial Services — 1.6%
AXA Equitable Holdings, Inc.	9,414	213,604
Berkshire Hathaway, Inc., Class B(a)	70,661	15,312,945
Cannae Holdings, Inc.(a)	3,416	87,689
FactSet Research Systems, Inc.	1,336	368,562
FGL Holdings	4,187	35,715
Interactive Brokers Group, Inc., Class A	2,719	147,479
Jefferies Financial Group, Inc.	10,190	209,608
MarketAxess Holdings, Inc.	1,365	379,920
Marlin Business Services Corp.	218	4,750
Morningstar, Inc.	595	85,353
On Deck Capital, Inc.(a)	1,669	9,113
PICO Holdings, Inc.(a)	421	4,812
Voya Financial, Inc.	5,459	299,645

		17,159,195

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.6%
8x8, Inc.(a)	3,052	$73,004
AT&T, Inc.	265,758	8,227,868
ATN International, Inc.	370	22,589
CenturyLink, Inc.	36,264	414,135
Cincinnati Bell, Inc.(a)	1,019	9,069
Cogent Communications Holdings, Inc.	1,273	70,308
Consolidated Communications Holdings, Inc.	2,166	11,177
Frontier Communications Corp.(a)(b)	2,893	8,245
Intelsat SA(a)	2,227	45,074
Iridium Communications, Inc.(a)	3,132	86,005
Ooma, Inc.(a)	719	9,699
ORBCOMM, Inc.(a)(b)	2,610	18,896
pdvWireless, Inc.(a)	207	8,239
Verizon Communications, Inc.	151,144	8,643,925
Vonage Holdings Corp.(a)	6,867	66,747
Zayo Group Holdings, Inc.(a)	8,374	262,022

		17,977,002

Electric Utilities — 1.8%
ALLETE, Inc.	2,133	173,733
Alliant Energy Corp.	8,799	415,577
American Electric Power Co., Inc.	17,693	1,513,636
Avangrid, Inc.	2,119	108,514
Duke Energy Corp.	25,706	2,342,331
Edison International	11,387	726,149
El Paso Electric Co.	1,311	80,115
Entergy Corp.	6,898	668,416
Evergy, Inc.	9,312	538,420
Eversource Energy	11,164	800,012
Exelon Corp.	34,732	1,769,595
FirstEnergy Corp.	18,189	764,484
Hawaiian Electric Industries, Inc.	4,675	193,919
IDACORP, Inc.	2,176	215,468
MGE Energy, Inc.	1,583	107,312
NextEra Energy, Inc.	17,160	3,336,590
OGE Energy Corp.	7,195	304,636
Otter Tail Corp.	2,241	114,963
PG&E Corp.(a)	18,626	419,458
Pinnacle West Capital Corp.	3,916	373,077
PNM Resources, Inc.	2,950	136,998
Portland General Electric Co.	3,213	168,072
PPL Corp.	26,917	840,080
Southern Co.	37,578	1,999,901
Spark Energy, Inc., Class A	516	4,881
Unitil Corp.	939	53,438

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy, Inc.	18,259	$1,031,634

		19,201,409

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,431	209,398
Allied Motion Technologies, Inc.	178	6,517
AMETEK, Inc.	8,257	728,020
Atkore International Group, Inc.(a)	1,193	29,539
AZZ, Inc.	902	42,836
Babcock & Wilcox Enterprises, Inc.(a)(b)	3,169	1,106
Brady Corp., Class A	1,612	78,649
Eaton Corp.PLC	16,162	1,338,537
Emerson Electric Co.	22,617	1,605,581
Encore Wire Corp.	609	36,108
Energous Corp.(a)(b)	545	2,763
EnerSys	1,632	112,918
Enphase Energy, Inc.(a)(b)	4,722	47,409
Franklin Electric Co., Inc.	1,806	88,241
Generac Holdings, Inc.(a)	2,277	125,212
GrafTech International Ltd.	2,430	27,823
Hubbell, Inc.	1,994	254,434
II-VI, Inc.(a)	2,078	82,788
nVent Electric PLC	5,833	163,032
Plug Power, Inc.(a)(b)	6,627	16,501
Powell Industries, Inc.	173	5,060
Preformed Line Products Co.	83	4,680
Regal-Beloit Corp.	1,682	143,105
Rockwell Automation, Inc.	4,355	786,992
Sensata Technologies Holding PLC(a)(b)	5,767	288,004
Sunrun, Inc.(a)(b)	3,002	45,660
Thermon Group Holdings, Inc.(a)	911	23,495
TPI Composites, Inc.(a)	427	13,216
Vicor Corp.(a)	531	19,918

		6,327,542

Electronic Equipment, Instruments & Components — 0.8%
Agilysys, Inc.(a)	582	11,134
Amphenol Corp., Class A	10,922	1,087,394
Anixter International, Inc.(a)	973	61,173
Arlo Technologies, Inc.(a)	1,948	7,734
Arrow Electronics, Inc.(a)	3,073	259,699
Avnet, Inc.	3,988	193,857
AVX Corp.	1,604	26,161
Badger Meter, Inc.	960	53,261
Belden, Inc.(b)	1,259	69,937
Benchmark Electronics, Inc.	1,484	40,113
CDW Corp.	5,488	579,533
Cognex Corp.	5,919	298,495
Coherent, Inc.(a)	930	137,649
Control4 Corp.(a)	771	13,423
Corning, Inc.	29,348	934,734

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CTS Corp.	939	$28,123
Daktronics, Inc.	624	4,730
Dolby Laboratories, Inc., Class A	2,229	144,194
Fabrinet(a)	1,162	70,324
FARO Technologies, Inc.(a)	560	31,500
Fitbit, Inc., Series A(a)(b)	6,233	32,910
FLIR Systems, Inc.	5,128	271,476
Insight Enterprises, Inc.(a)	1,092	61,785
IntriCon Corp.(a)	198	4,627
IPG Photonics Corp.(a)	1,291	225,576
Itron, Inc.(a)	1,386	74,373
Jabil, Inc.	5,548	167,605
KEMET Corp.	2,795	49,947
Keysight Technologies, Inc.(a)	6,625	576,574
Kimball Electronics, Inc.(a)	871	13,178
Knowles Corp.(a)	3,574	67,477
Littelfuse, Inc.	869	174,712
Maxwell Technologies, Inc.(a)(b)	878	3,854
Mercury Systems, Inc.(a)	1,568	114,495
Mesa Laboratories, Inc.(b)	107	25,326
Methode Electronics, Inc.	1,155	34,084
MTS Systems Corp.	526	28,920
Napco Security Technologies, Inc.(a)	985	24,408
National Instruments Corp.	3,918	184,538
nLight, Inc.(a)	1,615	42,200
Novanta, Inc.(a)	1,353	117,738
OSI Systems, Inc.(a)	535	48,220
PAR Technology Corp.(a)(b)	598	14,179
Park Electrochemical Corp.	658	10,824
PC Connection, Inc.	284	10,553
Plexus Corp.(a)	1,011	60,842
Rogers Corp.(a)	674	112,909
Sanmina Corp.(a)	2,201	74,658
ScanSource, Inc.(a)	754	28,388
SYNNEX Corp.	1,545	166,675
Tech Data Corp.(a)	1,467	156,397
Trimble, Inc.(a)	8,906	363,543
TTM Technologies, Inc.(a)	3,051	40,395
Universal Display Corp.	1,648	263,021
Vishay Intertechnology, Inc.	5,425	107,469
Vishay Precision Group, Inc.(a)	235	8,899
Zebra Technologies Corp., Class A(a)	1,877	396,310

		8,212,253

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	2,892	114,783
Archrock, Inc.	3,980	40,238
Baker Hughes a GE Co.	18,593	446,604
Basic Energy Services, Inc.(a)(b)	730	1,840
Bristow Group, Inc.(a)(b)	1,211	612
C&J Energy Services, Inc.(a)(b)	2,057	28,901
Cactus, Inc., Class A(a)	1,824	66,211
CARBO Ceramics, Inc.(a)	781	2,124
Covia Holdings Corp.(a)(b)	984	4,733

Security	Shares	Value

Energy Equipment & Services (continued)
Diamond Offshore Drilling, Inc.(a)(b)	2,137	$20,750
Dril-Quip, Inc.(a)(b)	1,277	55,626
Era Group, Inc.(a)(b)	614	5,919
Exterran Corp.(a)	1,098	15,614
Forum Energy Technologies, Inc.(a)(b)	2,686	16,062
Frank’s International NV (a)	2,152	12,568
FTS International, Inc.(a)	2,721	28,162
Halliburton Co.	32,850	930,640
Helix Energy Solutions Group, Inc.(a)	4,203	32,867
Helmerich & Payne, Inc.	3,840	224,717
ION Geophysical Corp.(a)	404	5,167
Keane Group, Inc.(a)	1,847	19,375
KLX Energy Services Holdings, Inc.(a)(b)	1,274	35,736
Liberty Oilfield Services, Inc., Class A	1,908	28,448
Mammoth Energy Services, Inc.	259	4,038
Matrix Service Co.(a)	641	12,570
McDermott International, Inc.(a)	5,780	46,760
Nabors Industries Ltd.	10,866	38,031
National Oilwell Varco, Inc.	14,970	391,316
Natural Gas Services Group, Inc.(a)(b)	1,326	21,309
Newpark Resources, Inc.(a)	2,639	19,265
Nine Energy Service, Inc.(a)(b)	292	5,878
Noble Corp. PLC(a)	6,973	18,339
Oceaneering International, Inc.(a)	3,147	60,422
Oil States International, Inc.(a)	1,913	36,959
Patterson-UTI Energy, Inc.	6,884	93,554
Pioneer Energy Services Corp.(a)(b)	2,092	3,640
ProPetro Holding Corp.(a)	3,135	69,377
RigNet, Inc.(a)(b)	264	2,479
RPC, Inc.	2,009	20,673
Schlumberger Ltd.	50,425	2,152,139
SEACOR Holdings, Inc.(a)	540	24,052
SEACOR Marine Holdings, Inc.(a)	312	4,237
Select Energy Services, Inc., Class A(a)	1,380	15,898
Solaris Oilfield Infrastructure, Inc., Class A	756	12,844
Superior Energy Services, Inc.(a)	4,664	16,744
TETRA Technologies, Inc.(a)	3,785	9,008
Tidewater, Inc.(a)	752	16,920
Transocean Ltd. (a)	18,002	141,496
Unit Corp.(a)	1,625	22,035
Weatherford International PLC(a)	31,303	17,320

		5,415,000

Entertainment — 0.8%
Activision Blizzard, Inc.	27,686	1,334,742
AMC Entertainment Holdings, Inc., Class A	1,535	23,271
Electronic Arts, Inc.(a)	10,952	1,036,607
Live Nation Entertainment, Inc.(a)	4,736	309,450
Netflix, Inc.(a)	15,229	5,642,954
Take-Two Interactive Software, Inc.(a)	3,891	376,765
Viacom, Inc., Class B	12,456	360,103

		9,083,892

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	2,748	$77,604
Agree Realty Corp.	1,379	90,283
Alexander’s, Inc.	119	45,176
Alexandria Real Estate Equities, Inc.	3,935	560,305
American Assets Trust, Inc.	2,281	105,359
American Campus Communities, Inc.	4,811	227,079
American Homes 4 Rent, Class A	9,063	217,331
American Tower Corp.	15,977	3,120,308
Americold Realty Trust	4,371	139,916
Anworth Mortgage Asset Corp.	2,687	11,259
Apartment Investment & Management Co., Class A	6,243	308,154
Apollo Commercial Real Estate Finance, Inc.	4,854	90,964
Apple Hospitality REIT, Inc.	7,957	130,893
Arbor Realty Trust, Inc.	2,959	40,420
Ares Commercial Real Estate Corp.	1,122	17,054
Armada Hoffler Properties, Inc.	1,336	21,576
ARMOUR Residential REIT, Inc.	1,713	32,684
Ashford Hospitality Trust, Inc.	2,782	15,329
AvalonBay Communities, Inc.	5,137	1,032,177
Blackstone Mortgage Trust, Inc., Class A	3,814	135,740
Bluerock Residential Growth REIT, Inc.	999	11,199
Boston Properties, Inc.	5,565	765,855
Brandywine Realty Trust	6,024	92,709
Brixmor Property Group, Inc.	10,665	190,690
Brookfield Property REIT, Inc., Class A	4,515	94,047
Camden Property Trust	3,498	352,074
Capstead Mortgage Corp.	2,469	21,209
Catchmark Timber Trust, Inc., Class A	1,412	14,120
CBL & Associates Properties, Inc.	4,513	4,558
Cedar Realty Trust, Inc.	1,848	5,673
Chatham Lodging Trust	2,016	39,695
Cherry Hill Mortgage Investment Corp.	1,220	21,057
Chesapeake Lodging Trust	3,786	107,901
Chimera Investment Corp.	5,490	105,243
City Office REIT, Inc.	814	9,442
Clipper Realty, Inc.	1,522	19,862
Colony Capital, Inc.	15,687	80,631
Columbia Property Trust, Inc.	3,723	84,549
Community Healthcare Trust, Inc.	647	23,603
CoreCivic, Inc.	5,370	111,750
CorEnergy Infrastructure Trust, Inc.	292	11,035
CorePoint Lodging, Inc.	1,425	17,813
CoreSite Realty Corp.	1,284	140,482
Corporate Office Properties Trust	2,979	83,055
Cousins Properties, Inc.	14,798	141,617
Crown Castle International Corp.	15,102	1,899,530

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart	6,628	$211,499
CyrusOne, Inc.	3,896	216,968
DiamondRock Hospitality Co.	6,044	65,638
Digital Realty Trust, Inc.	7,357	865,992
Douglas Emmett, Inc.	5,978	246,234
Duke Realty Corp.	13,083	407,143
Dynex Capital, Inc.	2,085	12,719
Easterly Government Properties, Inc.	2,276	40,968
EastGroup Properties, Inc.	1,111	127,021
Empire State Realty Trust, Inc., Class A	7,304	112,920
EPR Properties	2,560	201,882
Equinix, Inc.	3,033	1,379,105
Equity Commonwealth	4,883	155,279
Equity LifeStyle Properties, Inc.	2,983	348,116
Equity Residential	12,875	983,907
Essex Property Trust, Inc.	2,361	666,982
Extra Space Storage, Inc.	4,398	456,029
Farmland Partners, Inc.	2,041	13,389
Federal Realty Investment Trust	2,754	368,623
First Industrial Realty Trust, Inc.	4,369	154,095
Four Corners Property Trust, Inc.	2,267	64,473
Franklin Street Properties Corp.	2,880	22,637
Gaming and Leisure Properties, Inc.	7,104	286,860
Geo Group, Inc.	4,037	80,821
Getty Realty Corp.	924	29,965
Gladstone Commercial Corp.	957	20,815
Global Net Lease, Inc.	2,665	50,822
Great Ajax Corp.	321	4,597
HCP, Inc.	18,122	539,673
Healthcare Realty Trust, Inc.	5,356	165,393
Healthcare Trust of America, Inc., Class A	7,301	201,362
Hersha Hospitality Trust	1,059	19,666
Highwoods Properties, Inc.	3,675	163,831
Hospitality Properties Trust	5,835	151,710
Host Hotels & Resorts, Inc.	26,409	508,109
Hudson Pacific Properties, Inc.	5,440	189,638
Independence Realty Trust, Inc.	2,385	25,257
Industrial Logistics Properties Trust	2,854	56,652
InfraREIT, Inc.(a)	1,626	34,227
Innovative Industrial Properties, Inc.(b)	256	21,796
Invesco Mortgage Capital, Inc.	7,635	124,603
Investors Real Estate Trust	324	19,531
Invitation Homes, Inc.	12,708	315,921
Iron Mountain, Inc.	10,513	341,462
iStar, Inc.	1,888	16,369
JBG SMITH Properties	3,724	158,456
Jernigan Capital, Inc.	475	10,008
Kilroy Realty Corp.	3,767	289,720
Kimco Realty Corp.	14,604	253,964
Kite Realty Group Trust	3,058	48,286
Lamar Advertising Co., Class A	3,317	274,216
Lexington Realty Trust	8,078	73,267

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	5,611	$278,530
Life Storage, Inc.	1,651	157,324
LTC Properties, Inc.	1,396	62,904
Macerich Co.	5,034	202,065
Mack-Cali Realty Corp.	3,138	73,053
MedEquities Realty Trust, Inc.	2,325	24,901
Medical Properties Trust, Inc.	12,437	217,150
MFA Financial, Inc.	15,427	115,857
Mid-America Apartment Communities, Inc.	4,256	465,649
Monmouth Real Estate Investment Corp.	3,027	41,591
National Health Investors, Inc.	1,315	99,190
National Retail Properties, Inc.	5,527	290,831
National Storage Affiliates Trust	1,868	54,658
New Residential Investment Corp.	13,567	228,061
New Senior Investment Group, Inc.	5,037	28,157
New York Mortgage Trust, Inc.	10,496	66,125
NexPoint Residential Trust, Inc.	679	25,456
NorthStar Realty Europe Corp.	1,409	25,122
Office Properties Income Trust	2,163	58,704
Omega Healthcare Investors, Inc.	7,210	255,162
One Liberty Properties, Inc.	642	18,169
Orchid Island Capital, Inc.	1,593	10,466
Outfront Media, Inc.	5,156	122,867
Paramount Group, Inc.	8,065	116,862
Park Hotels & Resorts, Inc.	7,335	235,307
Pebblebrook Hotel Trust	4,854	158,046
Pennsylvania Real Estate Investment Trust	2,071	12,467
PennyMac Mortgage Investment Trust(f)	1,874	39,354
Physicians Realty Trust	5,702	102,978
Piedmont Office Realty Trust, Inc., Class A	4,983	103,746
PotlatchDeltic Corp.	2,103	81,302
Preferred Apartment Communities, Inc., Class A	2,312	36,160
Prologis, Inc.	22,991	1,762,720
PS Business Parks, Inc.	668	102,618
Public Storage	5,407	1,195,920
QTS Realty Trust, Inc., Class A	1,581	71,698
Rayonier, Inc.	5,155	163,877
Realty Income Corp.	10,451	731,675
Redwood Trust, Inc.	5,573	91,174
Regency Centers Corp.	5,514	370,375
Retail Opportunity Investments Corp.	4,102	71,990
Retail Properties of America, Inc., Class A	6,809	83,683
Retail Value, Inc.	504	16,884
Rexford Industrial Realty, Inc.	3,127	118,482
RLJ Lodging Trust	6,669	122,776
RPT Realty	2,246	27,244
Ryman Hospitality Properties, Inc.	1,592	126,723
Sabra Health Care REIT, Inc.	6,725	131,541

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold, Inc.	956	$24,120
Saul Centers, Inc.	705	37,612
SBA Communications Corp.(a)	4,021	819,198
Senior Housing Properties Trust	8,842	71,001
Seritage Growth Properties, Class A	1,080	48,157
Simon Property Group, Inc.	11,241	1,952,562
SITE Centers Corp.	4,914	65,061
SL Green Realty Corp.	3,026	267,317
Spirit MTA REIT	1,286	8,668
Spirit Realty Capital, Inc.	3,207	129,755
STAG Industrial, Inc.	3,113	89,592
Starwood Property Trust, Inc.	9,451	217,846
STORE Capital Corp.	6,757	225,143
Summit Hotel Properties, Inc.	3,295	38,255
Sun Communities, Inc.	2,970	365,548
Sunstone Hotel Investors, Inc.	8,522	122,717
Tanger Factory Outlet Centers, Inc.	2,740	49,484
Taubman Centers, Inc.	2,470	121,771
Terreno Realty Corp.	2,163	96,578
Tier REIT, Inc.	1,574	44,607
UDR, Inc.	10,725	482,089
UMH Properties, Inc.	2,165	30,418
Uniti Group, Inc.	7,397	81,293
Universal Health Realty Income Trust	517	41,887
Urban Edge Properties	3,227	59,925
Urstadt Biddle Properties, Inc., Class A	607	13,312
Ventas, Inc.	13,251	809,769
VEREIT, Inc.	34,212	282,591
VICI Properties, Inc.	14,493	330,440
Vornado Realty Trust	6,254	432,402
Washington Prime Group, Inc.	9,066	40,344
Washington Real Estate Investment Trust	2,807	79,270
Weingarten Realty Investors	4,432	128,262
Welltower, Inc.	13,707	1,021,583
Western Asset Mortgage Capital Corp.	1,131	11,898
Weyerhaeuser Co.	26,890	720,652
Whitestone REIT	1,160	14,883
WP Carey, Inc.	5,647	447,920
Xenia Hotels & Resorts, Inc.	3,583	77,572

		41,366,722

Food & Staples Retailing — 1.3%
Andersons, Inc.	977	31,948
BJ’s Wholesale Club Holdings, Inc.(a)	4,885	138,490
Casey’s General Stores, Inc.	1,399	185,158
Chefs’ Warehouse, Inc.(a)	708	23,137
Costco Wholesale Corp.	16,011	3,931,181
Diplomat Pharmacy, Inc.(a)(b)	1,745	9,737
Ingles Markets, Inc., Class A	1,016	27,889
Kroger Co.	28,666	739,009

13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	357	$4,420
Performance Food Group Co.(a)	4,087	167,363
PriceSmart, Inc.	676	40,432
Rite Aid Corp.(a)(b)	1,631	14,940
Smart & Final Stores, Inc.(a)	347	2,266
SpartanNash Co.	1,099	17,771
Sprouts Farmers Market, Inc.(a)	4,686	100,374
Sysco Corp.	17,418	1,225,705
U.S. Foods Holding Corp.(a)	7,501	274,161
United Natural Foods, Inc.(a)	1,555	20,091
Village Super Market, Inc., Class A	168	4,936
Walgreens Boots Alliance, Inc.	29,834	1,598,207
Walmart, Inc.	50,541	5,197,636
Weis Markets, Inc.	304	12,783

		13,767,634

Food Products — 1.1%
Archer-Daniels-Midland Co.	20,169	899,537
B&G Foods, Inc.(b)	2,847	74,022
Bunge Ltd.	4,956	259,744
Cal-Maine Foods, Inc.	1,416	58,212
Calavo Growers, Inc.	484	46,372
Campbell Soup Co.	6,312	244,211
Conagra Brands, Inc.	17,530	539,573
Darling Ingredients, Inc.(a)	6,416	139,933
Dean Foods Co.	2,435	4,139
Farmer Bros Co.(a)	293	5,907
Flowers Foods, Inc.	6,321	137,419
Fresh Del Monte Produce, Inc.	1,690	49,872
Freshpet, Inc.(a)(b)	855	38,184
General Mills, Inc.	21,882	1,126,267
Hain Celestial Group, Inc.(a)	2,977	64,958
Hershey Co.	5,119	639,107
Hormel Foods Corp.	9,703	387,538
Hostess Brands, Inc.(a)	2,803	37,560
Ingredion, Inc.	2,369	224,463
J&J Snack Foods Corp.	588	92,422
J.M. Smucker Co.	3,993	489,662
John B Sanfilippo & Son, Inc.	296	21,345
Kellogg Co.	9,277	559,403
Kraft Heinz Co.	22,573	750,326
Lamb Weston Holdings, Inc.	5,266	368,883
Lancaster Colony Corp.	712	105,882
Limoneira Co.	296	6,761
McCormick & Co., Inc.	4,388	675,620
Mondelez International, Inc., Class A	52,427	2,665,913
Pilgrim’s Pride Corp.(a)	2,382	64,100
Post Holdings, Inc.(a)	2,400	270,672
Sanderson Farms, Inc.	640	97,043
Seneca Foods Corp., Class A(a)	168	4,158
Simply Good Foods Co.(a)	1,765	39,642
Tootsie Roll Industries, Inc.(b)	577	22,405

Security	Shares	Value

Food Products (continued)
TreeHouse Foods, Inc.(a)	1,682	$112,660
Tyson Foods, Inc., Class A	10,474	785,655

		12,109,570

Gas Utilities — 0.2%
Atmos Energy Corp.	4,472	457,664
Chesapeake Utilities Corp.	876	81,153
National Fuel Gas Co.	2,811	166,439
New Jersey Resources Corp.	3,101	155,298
Northwest Natural Holding Co.	1,112	74,382
ONE Gas, Inc.	2,000	177,040
RGC Resources, Inc.	723	20,027
South Jersey Industries, Inc.	3,276	105,225
Southwest Gas Holdings, Inc.	1,952	162,387
Spire, Inc.	1,769	148,932
UGI Corp.	6,547	356,877

		1,905,424

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	61,365	4,882,199
ABIOMED, Inc.(a)	1,603	444,688
Accuray, Inc.(a)	2,245	9,294
Align Technology, Inc.(a)	2,838	921,442
AngioDynamics, Inc.(a)	1,227	25,203
Anika Therapeutics, Inc.(a)	494	15,734
Antares Pharma, Inc.(a)	4,962	13,348
AtriCure, Inc.(a)	1,049	31,491
Atrion Corp.	52	45,760
Avanos Medical, Inc.(a)	2,205	92,500
AxoGen, Inc.(a)	1,041	24,443
Baxter International, Inc.	18,375	1,402,012
Becton Dickinson & Co.	9,502	2,287,511
Boston Scientific Corp.(a)	49,402	1,833,802
Cantel Medical Corp.(b)	1,430	98,584
Cardiovascular Systems, Inc.(a)	1,005	35,718
Cerus Corp.(a)	3,973	24,354
CONMED Corp.	827	66,185
Cooper Cos., Inc.	1,831	530,844
CryoLife, Inc.(a)	1,080	33,113
CryoPort, Inc.(a)(b)	738	10,384
Cutera, Inc.(a)	449	7,965
CytoSorbents Corp.(a)(b)	805	5,796
Danaher Corp.	22,540	2,985,198
DENTSPLY SIRONA, Inc.	7,672	392,269
DexCom, Inc.(a)	3,187	385,850
Edwards Lifesciences Corp.(a)	7,694	1,354,683
ElectroCore, Inc.(a)	2,295	14,344
Endologix, Inc.(a)	302	1,939
FONAR Corp.(a)	995	19,741
GenMark Diagnostics, Inc.(a)(b)	2,043	14,791
Glaukos Corp.(a)	1,386	99,972
Globus Medical, Inc., Class A(a)	2,960	133,466
Haemonetics Corp.(a)	1,890	164,959

14

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Helius Medical Technologies, Inc.(a)(b)	754	$1,847
Hill-Rom Holdings, Inc.	2,630	266,735
Hologic, Inc.(a)	10,246	475,209
ICU Medical, Inc.(a)	559	127,172
IDEXX Laboratories, Inc.(a)	3,111	721,752
Inogen, Inc.(a)	749	65,388
Insulet Corp.(a)(b)	2,047	176,554
Integra LifeSciences Holdings Corp.(a)	2,640	137,782
Intuitive Surgical, Inc.(a)	4,183	2,135,965
Invacare Corp.	859	6,357
iRhythm Technologies, Inc.(a)	738	56,317
Lantheus Holdings, Inc.(a)	1,418	34,259
LeMaitre Vascular, Inc.	408	11,783
LivaNova PLC(a)	1,753	120,764
Masimo Corp.(a)	1,718	223,598
Medtronic PLC	48,649	4,320,518
Meridian Bioscience, Inc.	1,421	16,356
Merit Medical Systems, Inc.(a)	2,191	123,090
Natus Medical, Inc.(a)	1,546	41,371
Neogen Corp.(a)	1,891	114,708
Neuronetics, Inc.(a)	408	6,801
Nevro Corp.(a)	1,251	77,199
Novocure Ltd. (a)	2,670	117,667
NuVasive, Inc.(a)	2,099	127,199
Nuvectra Corp.(a)	427	4,031
Ocular Therapeutix, Inc.(a)(b)	1,510	5,662
OraSure Technologies, Inc.(a)	1,875	17,737
Orthofix Medical, Inc.(a)	536	29,367
OrthoPediatrics Corp.(a)(b)	331	13,485
Oxford Immunotec Global PLC(a)	422	6,849
Pulse Biosciences, Inc.(a)(b)	649	10,397
Quidel Corp.(a)	1,335	85,360
ResMed, Inc.	5,039	526,626
Rockwell Medical, Inc.(a)(b)	732	3,521
RTI Surgical Holdings, Inc.(a)	1,373	7,428
SeaSpine Holdings Corp.(a)	1,292	19,031
Senseonics Holdings, Inc.(a)(b)	2,026	4,721
Sientra, Inc.(a)(b)	705	5,936
STAAR Surgical Co.(a)	1,807	58,691
STERIS PLC(a)	3,260	426,995
Stryker Corp.	12,256	2,315,281
Surmodics, Inc.(a)	407	17,680
Tactile Systems Technology, Inc.(a)	527	26,224
Tandem Diabetes Care, Inc.(a)	2,055	126,198
Teleflex, Inc.(b)	1,735	496,522
TransEnterix, Inc.(a)(b)	4,761	9,522
Utah Medical Products, Inc.	90	7,596
Varex Imaging Corp.(a)	1,195	39,244
Varian Medical Systems, Inc.(a)	3,387	461,208
Veracyte, Inc.(a)	970	22,184
ViewRay, Inc.(a)	1,478	10,287
West Pharmaceutical Services, Inc.	2,615	323,711
Wright Medical Group NV (a)(b)	4,477	132,385

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	7,549	$929,735

		34,059,587

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	3,375	108,067
Addus HomeCare Corp.(a)	601	40,808
Amedisys, Inc.(a)	857	109,542
American Renal Associates Holdings, Inc.(a)(b)	551	3,791
AmerisourceBergen Corp.	5,887	440,112
AMN Healthcare Services, Inc.(a)	2,165	112,710
Anthem, Inc.	9,522	2,504,572
Apollo Medical Holdings, Inc.(a)	742	14,358
BioScrip, Inc.(a)(b)	3,742	7,185
BioTelemetry, Inc.(a)	1,095	59,568
Brookdale Senior Living, Inc.(a)	5,904	36,487
Capital Senior Living Corp.(a)	492	2,066
Cardinal Health, Inc.	10,804	526,263
Centene Corp.(a)	15,312	789,487
Chemed Corp.	544	177,768
Cigna Corp.(a)	13,674	2,171,978
Community Health Systems, Inc.(a)	2,135	7,344
CorVel Corp.(a)	531	38,126
Covetrus, Inc.(a)	1,963	64,524
Cross Country Healthcare, Inc.(a)	730	5,147
CVS Health Corp.	47,038	2,557,926
DaVita, Inc.(a)	4,680	258,523
Encompass Health Corp.	3,728	240,270
Ensign Group, Inc.	1,627	83,823
Genesis Healthcare, Inc.(a)(b)	1,147	1,491
Guardant Health, Inc.(a)	567	37,144
HCA Healthcare, Inc.	10,054	1,279,170
HealthEquity, Inc.(a)	2,022	136,990
Henry Schein, Inc.(a)	5,744	367,961
Humana, Inc.	4,863	1,242,059
Integer Holdings Corp.(a)	1,389	95,966
Laboratory Corp.of America Holdings (a)	3,613	577,791
LHC Group, Inc.(a)(b)	1,107	122,999
Magellan Health, Inc.(a)	779	54,530
McKesson Corp.	6,934	826,879
MEDNAX, Inc.(a)	2,875	80,414
Molina Healthcare, Inc.(a)	2,129	275,982
National Healthcare Corp.	375	28,286
National Research Corp., Class A	306	12,111
Owens & Minor, Inc.	1,771	6,039
Patterson Cos., Inc.	3,538	77,270
Penumbra, Inc.(a)	1,109	149,160
PetIQ, Inc.(a)(b)	386	10,603
Premier, Inc., Class A(a)	2,139	71,079
Providence Service Corp.(a)	356	23,613
Quest Diagnostics, Inc.	4,897	471,973
R1 RCM, Inc.(a)	2,631	27,547
RadNet, Inc.(a)	1,424	17,245

15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Select Medical Holdings Corp.(a)	4,651	$66,835
Surgery Partners, Inc.(a)(b)	732	7,928
Tenet Healthcare Corp.(a)	3,276	71,744
Tivity Health, Inc.(a)	1,425	30,809
Triple-S Management Corp., Class B(a)	717	16,290
U.S. Physical Therapy, Inc.	407	47,411
UnitedHealth Group, Inc.	34,937	8,142,767
Universal Health Services, Inc., Class B	2,971	376,931
WellCare Health Plans, Inc.(a)	1,782	460,380

		25,575,842

Health Care Technology — 0.2%
Castlight Health, Inc., Class B(a)	3,258	12,152
Cerner Corp.(a)	11,744	780,389
Computer Programs & Systems, Inc.	440	13,372
Evolent Health, Inc., Class A(a)	2,102	28,482
HealthStream, Inc.(a)	776	20,316
HMS Holdings Corp.(a)	2,628	79,970
Inovalon Holdings, Inc., Class A(a)	2,304	31,173
Inspire Medical Systems, Inc.(a)	738	38,147
Medidata Solutions, Inc.(a)	2,074	187,365
NextGen Healthcare, Inc.(a)	1,626	30,552
Omnicell, Inc.(a)	1,420	114,111
Simulations Plus, Inc.	408	9,192
Tabula Rasa HealthCare, Inc.(a)(b)	533	28,388
Teladoc Health, Inc.(a)	2,392	136,057
Veeva Systems, Inc., Class A(a)	4,661	651,934
Vocera Communications, Inc.(a)	896	28,538

		2,190,138

Hotels, Restaurants & Leisure — 2.1%
Aramark	9,745	302,875
BBX Capital Corp.	1,864	10,327
Biglari Holdings, Inc., Class A(a)	2	1,474
Biglari Holdings, Inc., Class B(a)(b)	20	2,787
BJ’s Restaurants, Inc.	673	33,589
Bloomin’ Brands, Inc.	4,122	82,399
Boyd Gaming Corp.	3,410	98,140
Braemar Hotels & Resorts, Inc.	837	11,634
Brinker International, Inc.	1,395	59,664
Caesars Entertainment Corp.(a)	18,719	175,210
Carnival Corp.	14,357	787,625
Carrols Restaurant Group, Inc.(a)	896	8,790
Century Casinos, Inc.(a)(b)	1,395	12,694
Cheesecake Factory, Inc.	1,393	69,121
Chipotle Mexican Grill, Inc.(a)	872	599,971
Choice Hotels International, Inc.	1,401	116,339
Churchill Downs, Inc.	1,512	152,485
Chuy’s Holdings, Inc.(a)	546	10,860
Cracker Barrel Old Country Store, Inc.	749	126,386
Darden Restaurants, Inc.	4,465	525,084
Dave & Buster’s Entertainment, Inc.	1,256	71,391
Del Frisco’s Restaurant Group, Inc.(a)	854	5,722

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Del Taco Restaurants, Inc.(a)	678	$6,814
Denny’s Corp.(a)	1,915	35,657
Dine Brands Global, Inc.	553	49,029
Domino’s Pizza, Inc.	1,448	391,800
Dunkin’ Brands Group, Inc.	3,450	257,473
El Pollo Loco Holdings, Inc.(a)	399	5,099
Eldorado Resorts, Inc.(a)	2,506	123,721
Extended Stay America, Inc.	6,093	109,126
Fiesta Restaurant Group, Inc.(a)	813	10,293
Golden Entertainment, Inc.(a)	589	9,265
Habit Restaurants, Inc., Class A(a)	422	4,498
Hilton Grand Vacations, Inc.(a)	3,661	117,298
Hilton Worldwide Holdings, Inc.	10,203	887,559
Hyatt Hotels Corp., Class A	1,720	131,976
International Game Technology PLC	3,361	49,171
International Speedway Corp., Class A	731	32,252
Jack in the Box, Inc.	1,375	106,012
Las Vegas Sands Corp.	12,989	870,912
Lindblad Expeditions Holdings, Inc.(a)	684	11,088
Marcus Corp.	514	19,337
Marriott International, Inc., Class A	10,333	1,409,628
Marriott Vacations Worldwide Corp.	1,262	133,305
McDonald’s Corp.	27,981	5,528,206
MGM Resorts International	18,579	494,759
Monarch Casino & Resort, Inc.(a)	228	9,733
Nathan’s Famous, Inc.	78	5,386
Norwegian Cruise Line Holdings Ltd.(a)	7,990	450,556
Papa John’s International, Inc.(b)	742	37,961
Penn National Gaming, Inc.(a)	4,143	89,779
Planet Fitness, Inc., Class A(a)	3,080	233,156
PlayAGS, Inc.(a)	1,281	30,898
Potbelly Corp.(a)	715	6,363
RCI Hospitality Holdings, Inc.	294	6,694
Red Robin Gourmet Burgers, Inc.(a)	441	14,125
Red Rock Resorts, Inc., Class A	2,802	75,598
Royal Caribbean Cruises Ltd.	6,210	751,037
Ruth’s Hospitality Group, Inc.	865	22,473
Scientific Games Corp., Class A(a)	1,788	41,356
SeaWorld Entertainment, Inc.(a)	1,800	47,916
Shake Shack, Inc., Class A(a)	772	47,324
Six Flags Entertainment Corp.	2,636	139,945
Starbucks Corp.	43,440	3,374,419
Texas Roadhouse, Inc.	2,497	134,863
Vail Resorts, Inc.	1,428	326,798
Wendy’s Co.	8,260	153,719
Wingstop, Inc.	934	70,302
Wyndham Destinations, Inc.	3,576	155,771
Wyndham Hotels & Resorts, Inc.	3,480	193,906
Wynn Resorts Ltd.	3,751	541,832
Yum China Holdings, Inc.	13,065	621,110

16

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	11,160	$1,164,992

		22,806,857

Household Durables — 0.4%
Bassett Furniture Industries, Inc.	182	3,232
Beazer Homes USA, Inc.(a)	1,012	13,449
Cavco Industries, Inc.(a)	279	34,811
Century Communities, Inc.(a)	692	17,598
D.R. Horton, Inc.	12,404	549,621
Ethan Allen Interiors, Inc.	842	18,608
Flexsteel Industries, Inc.	220	4,765
Garmin Ltd.	4,309	369,454
GoPro, Inc., Class A(a)(b)	3,401	20,100
Green Brick Partners, Inc.(a)	414	3,701
Hamilton Beach Brands Holding Co., Class A	190	3,439
Helen of Troy Ltd.(a)	981	141,264
Hooker Furniture Corp.	333	9,927
Hovnanian Enterprises, Inc., Class A(a)(b)	106	1,613
Installed Building Products, Inc.(a)	712	34,197
iRobot Corp.(a)	976	101,055
KB Home	2,964	76,797
La-Z-Boy, Inc.	1,540	50,512
Leggett & Platt, Inc.	4,795	188,731
Lennar Corp., Class A	9,720	505,732
Lennar Corp., Class B	1,295	54,027
LGI Homes, Inc.(a)	597	41,378
Lifetime Brands, Inc.	464	4,389
Lovesac Co.(a)	737	29,034
M/I Homes, Inc.(a)	752	21,184
MDC Holdings, Inc.	2,884	88,135
Meritage Homes Corp.(a)	1,679	85,881
Mohawk Industries, Inc.(a)	2,195	299,069
NACCO Industries, Inc., Class A	95	3,885
New Home Co., Inc.(a)	329	1,517
Newell Brands, Inc.	15,644	224,961
NVR, Inc.(a)	115	362,535
PulteGroup, Inc.	8,732	274,709
Roku, Inc.(a)	1,667	106,005
Skyline Champion Corp.	1,854	39,138
Taylor Morrison Home Corp., Class A(a)	3,571	69,135
Tempur Sealy International, Inc.(a)(b)	1,988	122,063
Toll Brothers, Inc.	4,566	173,965
TopBuild Corp.(a)	1,121	79,849
TRI Pointe Group, Inc.(a)	5,257	68,604
Tupperware Brands Corp.	1,723	41,007
Turtle Beach Corp.(a)	402	4,116
Universal Electronics, Inc.(a)	483	18,378
Vuzix Corp.(a)(b)	1,248	2,958
Whirlpool Corp.	2,329	323,312
William Lyon Homes, Class A(a)	973	16,405

Security	Shares	Value

Household Durables (continued)
ZAGG, Inc.(a)	1,068	$8,800

		4,713,045

Household Products — 1.4%
Central Garden & Pet Co.(a)	682	18,400
Central Garden & Pet Co., Class A(a)	912	22,326
Church & Dwight Co., Inc.	8,722	653,714
Clorox Co.	4,595	733,959
Colgate-Palmolive Co.	31,302	2,278,473
Energizer Holdings, Inc.	2,281	109,237
Kimberly-Clark Corp.	12,595	1,616,946
Oil-Dri Corp. of America	141	4,485
Procter & Gamble Co.	91,007	9,690,425
Spectrum Brands Holdings, Inc.	1,720	105,901
WD-40 Co.	520	87,490

		15,321,356

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	23,528	402,799
Atlantic Power Corp.(a)	4,381	10,120
Clearway Energy, Inc., Class A	2,467	37,918
Clearway Energy, Inc., Class C	989	15,695
NRG Energy, Inc.	10,337	425,574
Ormat Technologies, Inc.	1,329	77,561
Pattern Energy Group, Inc., Class A	2,811	64,990
TerraForm Power, Inc., Class A	2,253	30,551
Vistra Energy Corp.	14,091	383,980
Vivint Solar, Inc.(a)(b)	1,711	9,257

		1,458,445

Industrial Conglomerates — 1.3%
3M Co.	20,438	3,873,205
BWX Technologies, Inc.	3,611	184,522
Carlisle Cos., Inc.	2,100	296,982
General Electric Co.	314,947	3,203,011
Honeywell International, Inc.	26,582	4,615,433
Raven Industries, Inc.	1,286	50,038
Roper Technologies, Inc.	3,727	1,340,602
Seaboard Corp.	8	35,965
Standex International Corp.	383	25,305

		13,625,063

Insurance — 2.6%
Aflac, Inc.	27,416	1,381,218
Alleghany Corp.(a)	571	375,079
Allstate Corp.	12,051	1,193,772
Ambac Financial Group, Inc.(a)	2,825	52,828
American Equity Investment Life Holding Co.	2,781	81,789
American Financial Group, Inc.	2,094	216,792
American International Group, Inc.	32,639	1,552,637
American National Insurance Co.	327	37,046
AMERISAFE, Inc.	360	21,319
Aon PLC	8,803	1,585,772
Arch Capital Group Ltd.(a)	14,302	483,122

17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Argo Group International Holdings Ltd.	1,446	$112,889
Arthur J Gallagher & Co.	6,651	556,157
Assurant, Inc.	2,127	202,065
Assured Guaranty Ltd.	3,722	177,539
Athene Holding Ltd., Class A(a)	5,893	266,128
Axis Capital Holdings Ltd.	3,127	177,770
Brighthouse Financial, Inc.(a)(b)	4,378	182,957
Brown & Brown, Inc.	8,259	262,223
Chubb Ltd.	16,805	2,440,086
Cincinnati Financial Corp.	5,594	538,031
Citizens, Inc.(a)(b)	1,392	9,410
CNA Financial Corp.	1,388	64,306
CNO Financial Group, Inc.	6,029	99,780
Crawford & Co., Class B	288	2,540
eHealth, Inc.(a)	901	54,727
EMC Insurance Group, Inc.	502	16,119
Employers Holdings, Inc.	849	36,439
Enstar Group Ltd.(a)	492	87,212
Erie Indemnity Co., Class A	853	161,490
Everest Re Group Ltd.	1,504	354,192
FBL Financial Group, Inc., Class A	309	19,303
FedNat Holding Co.	339	5,516
Fidelity National Financial, Inc.	10,142	405,173
First American Financial Corp.	3,022	172,435
Genworth Financial, Inc., Class A(a)	20,517	77,759
Global Indemnity Ltd.	223	6,868
Goosehead Insurance, Inc., Class A(b)	331	10,086
Greenlight Capital Re Ltd., Class A(a)	1,310	15,694
Hallmark Financial Services, Inc.(a)	1,598	18,345
Hanover Insurance Group, Inc.	1,788	215,651
Hartford Financial Services Group, Inc.	13,127	686,673
HCI Group, Inc.	211	8,993
Health Insurance Innovations, Inc., Class A(a)(b)	348	8,115
Heritage Insurance Holdings, Inc.	585	7,979
Hilltop Holdings, Inc.	2,641	55,540
Horace Mann Educators Corp.	1,105	42,631
Independence Holding Co.	268	10,259
Investors Title Co.	51	8,615
James River Group Holdings Ltd.	797	33,649
Kemper Corp.	1,658	149,021
Kinsale Capital Group, Inc.	699	50,747
Lincoln National Corp.	7,667	511,542
Loews Corp.	10,904	559,266
Maiden Holdings Ltd.	1,108	724
Markel Corp.(a)	517	553,971
Marsh & McLennan Cos., Inc.	18,275	1,723,150
MBIA, Inc.(a)	2,769	26,776
Mercury General Corp.	876	47,111
MetLife, Inc.	30,150	1,390,820
National General Holdings Corp.	2,913	71,805
National Western Life Group, Inc., Class A	82	21,871

Security	Shares	Value

Insurance (continued)
Navigators Group, Inc.	534	$37,348
Old Republic International Corp.	10,127	226,440
Primerica, Inc.	1,543	201,037
Principal Financial Group, Inc.	9,992	571,143
ProAssurance Corp.	1,892	71,007
Progressive Corp.	21,262	1,661,625
Protective Insurance Corp., Class B	404	6,565
Prudential Financial, Inc.	15,248	1,611,866
Reinsurance Group of America, Inc.	2,109	319,535
RenaissanceRe Holdings Ltd.	1,491	231,642
RLI Corp.	1,257	102,232
Safety Insurance Group, Inc.	657	61,048
Selective Insurance Group, Inc.	1,923	137,129
State Auto Financial Corp.	1,045	35,143
Stewart Information Services Corp.	702	29,842
Third Point Reinsurance Ltd.(a)	2,568	29,815
Torchmark Corp.	3,746	328,374
Travelers Cos., Inc.	9,584	1,377,700
Trupanion, Inc.(a)(b)	727	23,846
United Fire Group, Inc.	1,119	48,800
United Insurance Holdings Corp.	649	9,943
Universal Insurance Holdings, Inc.	1,090	32,471
Unum Group	7,472	275,866
W.R. Berkley Corp.	4,549	278,854
White Mountains Insurance Group Ltd.	123	115,502
Willis Towers Watson PLC	4,835	891,284

		28,415,579

Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(a)	10,895	13,062,669
Alphabet, Inc., Class C(a)	11,121	13,217,086
Care.com, Inc.(a)	577	9,665
Cargurus, Inc.(a)	2,038	83,028
Cars.com, Inc.(a)	3,014	62,721
Facebook, Inc., Class A(a)	86,814	16,789,828
IAC/InterActiveCorp(a)	2,663	598,749
Match Group, Inc.	2,194	132,518
Meet Group, Inc.(a)	2,551	14,184
QuinStreet, Inc.(a)	2,763	39,428
TrueCar, Inc.(a)	2,993	19,275
Twitter, Inc.(a)(b)	25,641	1,023,332
Yelp, Inc.(a)(b)	3,109	124,546
Zillow Group, Inc., Class A(a)	1,771	58,815
Zillow Group, Inc., Class C(a)(b)	4,940	164,996

		45,400,840

Internet & Direct Marketing Retail — 3.3%
1-800-Flowers.com, Inc., Class A(a)	740	15,755
Amazon.com, Inc.(a)	15,026	28,947,889
Booking Holdings, Inc.(a)	1,692	3,138,643
Duluth Holdings, Inc., Class B(a)(b)	128	2,038
eBay, Inc.	31,773	1,231,204
Etsy, Inc.(a)	4,286	289,476

18

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Expedia Group, Inc.	4,283	$556,105
Gaia, Inc.(a)	430	4,549
Groupon, Inc.(a)	13,837	48,706
GrubHub, Inc.(a)(b)	3,249	217,001
Lands’ End, Inc.(a)	215	3,765
Liberty Expedia Holdings, Inc., Class A(a)	2,205	102,356
Liberty TripAdvisor Holdings, Inc., Series A(a)	3,736	55,069
Liquidity Services, Inc.(a)	954	6,478
Overstock.com, Inc.(a)(b)	692	9,121
PetMed Express, Inc.	619	13,525
Quotient Technology, Inc.(a)(b)	2,789	25,910
Qurate Retail, Inc.(a)	15,045	256,517
Shutterfly, Inc.(a)	1,000	43,830
Shutterstock, Inc.	702	28,396
Stamps.com, Inc.(a)	543	46,589
TripAdvisor, Inc.(a)	3,844	204,616
Wayfair, Inc., Class A(a)(b)	2,082	337,596

		35,585,134

IT Services — 5.1%
Accenture PLC, Class A	23,509	4,294,389
Akamai Technologies, Inc.(a)	5,659	453,060
Alliance Data Systems Corp.	1,711	273,931
Amdocs Ltd.	4,999	275,345
Automatic Data Processing, Inc.	15,632	2,569,744
Black Knight, Inc.(a)	5,149	290,507
Booz Allen Hamilton Holding Corp.	5,160	305,936
Brightcove, Inc.(a)	1,243	12,467
Broadridge Financial Solutions, Inc.	4,151	490,358
CACI International, Inc., Class A(a)	897	174,861
Carbonite, Inc.(a)	878	21,537
Cardtronics PLC, Class A(a)	1,379	49,313
Cass Information Systems, Inc.	434	21,409
Cognizant Technology Solutions Corp., Class A	21,242	1,549,816
Conduent, Inc.(a)	7,311	93,800
CoreLogic, Inc.(a)	3,122	126,784
CSG Systems International, Inc.	1,006	44,918
DXC Technology Co.	9,624	632,682
Endurance International Group Holdings, Inc.(a)(b)	2,163	11,961
EPAM Systems, Inc.(a)	1,835	329,126
Euronet Worldwide, Inc.(a)	1,815	272,050
Everi Holdings, Inc.(a)	2,865	29,481
EVERTEC, Inc.	2,571	80,498
Evo Payments, Inc., Class A(a)	1,735	51,547
Exela Technologies, Inc.(a)	1,789	5,886
ExlService Holdings, Inc.(a)	1,086	64,508
Fidelity National Information Services, Inc.	12,029	1,394,522
First Data Corp., Class A(a)	19,466	503,391
Fiserv, Inc.(a)	14,325	1,249,713

Security	Shares	Value

IT Services (continued)
FleetCor Technologies, Inc.(a)	3,169	$826,951
Gartner, Inc.(a)	3,147	500,279
Genpact Ltd.	6,045	219,434
Global Payments, Inc.	5,659	826,610
GoDaddy, Inc., Class A(a)	6,354	517,851
GTT Communications, Inc.(a)(b)	2,016	84,571
Hackett Group, Inc.	467	7,168
Internap Corp.(a)	701	2,762
International Business Machines Corp.	33,012	4,630,593
Jack Henry & Associates, Inc.	2,859	426,163
Leidos Holdings, Inc.	5,498	403,993
Limelight Networks, Inc.(a)	3,256	9,670
LiveRamp Holdings, Inc.(a)	2,324	135,559
ManTech International Corp., Class A	914	56,659
Mastercard, Inc., Class A	33,289	8,463,395
MAXIMUS, Inc.	2,346	172,783
MoneyGram International, Inc.(a)	577	1,910
NIC, Inc.	1,913	33,018
Okta, Inc.(a)(b)	3,033	315,523
Paychex, Inc.	11,973	1,009,444
PayPal Holdings, Inc.(a)	42,950	4,843,472
Perficient, Inc.(a)	1,016	29,911
Perspecta, Inc.	5,437	125,486
Presidio, Inc.	1,277	19,181
Sabre Corp.	9,884	205,192
Science Applications International Corp.	1,874	140,456
ServiceSource International, Inc.(a)	904	958
Square, Inc., Class A(a)	10,830	788,641
Switch, Inc., Class A	1,472	16,001
Teradata Corp.(a)	4,113	187,018
Total System Services, Inc.	6,940	709,546
Travelport Worldwide Ltd.	5,922	92,857
TTEC Holdings, Inc.	464	16,917
Tucows, Inc., Class A(a)(b)	300	26,457
Twilio, Inc., Class A(a)	3,123	428,288
Unisys Corp.(a)(b)	1,375	15,414
VeriSign, Inc.(a)	3,681	726,813
Virtusa Corp.(a)	919	51,050
Visa, Inc., Class A	64,500	10,605,735
Western Union Co.	16,299	316,853
WEX, Inc.(a)	1,450	304,935
Worldpay, Inc., Class A(a)	10,937	1,281,926

		55,250,983

Leisure Products — 0.1%
Brunswick Corp.	3,468	177,596
Callaway Golf Co.	3,112	54,647
Escalade, Inc.	1,205	14,508
Hasbro, Inc.	4,279	435,859
Johnson Outdoors, Inc., Class A	138	10,580
Malibu Boats, Inc., Class A(a)(b)	690	28,718
MasterCraft Boat Holdings, Inc.(a)	515	12,741
Mattel, Inc.(a)	12,324	150,230
Nautilus, Inc.(a)	627	3,354

19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Polaris Industries, Inc.	2,105	$202,922
Sturm Ruger & Co., Inc.	522	29,227
Vista Outdoor, Inc.(a)	1,584	13,670
YETI Holdings, Inc.(a)(b)	1,557	55,554

		1,189,606

Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics, Inc.(a)(b)	1,051	20,494
Agilent Technologies, Inc.	11,733	921,040
Bio-Rad Laboratories, Inc., Class A(a)	777	233,823
Bio-Techne Corp.	1,277	261,261
Bruker Corp.	3,662	141,353
Cambrex Corp.(a)	1,126	48,441
Charles River Laboratories International, Inc.(a)	1,636	229,809
Enzo Biochem, Inc.(a)	451	1,565
Fluidigm Corp.(a)	1,669	22,932
Harvard Bioscience, Inc.(a)	1,779	6,885
Illumina, Inc.(a)	5,386	1,680,432
IQVIA Holdings, Inc.(a)	6,152	854,513
Luminex Corp.	1,250	28,512
Medpace Holdings, Inc.(a)	825	46,340
Mettler-Toledo International, Inc.(a)	896	667,753
NanoString Technologies, Inc.(a)	801	20,802
NeoGenomics, Inc.(a)	3,246	67,614
Pacific Biosciences of California, Inc.(a)	6,692	49,454
PerkinElmer, Inc.	3,945	378,089
PRA Health Sciences, Inc.(a)	2,029	196,448
QIAGEN NV(a)	7,507	292,473
Quanterix Corp.(a)(b)	836	18,994
Syneos Health, Inc.(a)	2,287	107,329
Thermo Fisher Scientific, Inc.	14,675	4,071,579
Waters Corp.(a)	2,697	575,917

		10,943,852

Machinery — 1.9%
Actuant Corp., Class A	2,648	67,736
AGCO Corp.	2,441	172,774
Alamo Group, Inc.(b)	335	34,719
Albany International Corp., Class A	939	69,458
Allison Transmission Holdings, Inc.	4,233	198,358
Altra Industrial Motion Corp.	3,729	139,800
Astec Industries, Inc.	811	27,339
Barnes Group, Inc.	1,907	106,067
Blue Bird Corp.(a)	429	7,426
Briggs & Stratton Corp.	1,230	15,006
Caterpillar, Inc.	20,577	2,868,845
Chart Industries, Inc.(a)	1,186	104,688
CIRCOR International, Inc.(a)	528	17,804
Colfax Corp.(a)	2,948	88,941
Columbus McKinnon Corp.	771	30,347
Commercial Vehicle Group, Inc.(a)	1,214	10,829
Crane Co.	1,824	155,131

Security	Shares	Value

Machinery (continued)
Cummins, Inc.	5,354	$890,317
Deere & Co.	11,731	1,943,006
DMC Global, Inc.(b)	502	34,789
Donaldson Co., Inc.	4,665	249,764
Douglas Dynamics, Inc.	741	27,980
Dover Corp.	5,400	529,416
Energy Recovery, Inc.(a)	703	6,840
EnPro Industries, Inc.	672	49,943
ESCO Technologies, Inc.	887	66,525
Federal Signal Corp.	2,030	58,403
Flowserve Corp.	4,659	228,431
Fortive Corp.	10,748	927,982
FreightCar America, Inc.(a)	360	2,491
Gardner Denver Holdings, Inc.(a)(b)	4,574	154,372
Gates Industrial Corp. PLC(a)	1,204	19,360
Gencor Industries, Inc.(a)	1,081	13,048
Global Brass & Copper Holdings, Inc.	688	29,852
Gorman-Rupp Co.	505	16,816
Graco, Inc.	5,841	299,351
Graham Corp.	286	5,920
Greenbrier Cos., Inc.	953	33,860
Harsco Corp.(a)	2,565	58,072
Hurco Cos., Inc.	172	6,765
Hyster-Yale Materials Handling, Inc.	411	27,381
IDEX Corp.	2,890	452,747
Illinois Tool Works, Inc.	12,159	1,892,305
Ingersoll-Rand PLC	9,063	1,111,214
ITT, Inc.	3,142	190,248
John Bean Technologies Corp.	1,176	129,113
Kadant, Inc.	395	38,746
Kennametal, Inc.	3,094	125,926
LB Foster Co., Class A(a)	354	7,607
Lincoln Electric Holdings, Inc.	2,411	210,408
Lindsay Corp.	531	45,135
Lydall, Inc.(a)	520	12,797
Manitowoc Co., Inc.(a)	1,232	22,004
Meritor, Inc.(a)	2,656	64,435
Middleby Corp.(a)(b)	1,944	256,861
Milacron Holdings Corp.(a)	2,282	33,340
Miller Industries, Inc.	363	12,008
Mueller Industries, Inc.	2,464	71,875
Mueller Water Products, Inc., Series A	4,678	50,195
Navistar International Corp.(a)	2,068	70,602
NN, Inc.	3,784	34,207
Nordson Corp.	2,039	297,592
Omega Flex, Inc.	130	11,006
Oshkosh Corp.	2,452	202,511
PACCAR, Inc.	12,182	873,084
Parker-Hannifin Corp.	4,813	871,538
Pentair PLC	5,629	219,475
Proto Labs, Inc.(a)(b)	1,140	125,161
RBC Bearings, Inc.(a)	888	122,144
REV Group, Inc.	1,078	13,680

20

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Rexnord Corp.(a)	3,487	$99,728
Snap-on, Inc.	2,094	352,378
SPX Corp.(a)	1,439	52,523
SPX FLOW, Inc.(a)	1,390	49,957
Stanley Black & Decker, Inc.	5,430	796,038
Sun Hydraulics Corp.	1,279	66,943
Tennant Co.	616	40,890
Terex Corp.	2,288	76,259
Timken Co.	2,689	128,938
Titan International, Inc.	1,283	8,891
Toro Co.	3,889	284,480
TriMas Corp.(a)	1,521	47,045
Trinity Industries, Inc.	5,521	119,033
Twin Disc, Inc.(a)	353	6,686
Valmont Industries, Inc.	720	97,085
Wabash National Corp.	1,971	29,723
WABCO Holdings, Inc.(a)	1,906	252,431
Wabtec Corp.	4,878	361,313
Watts Water Technologies, Inc., Class A	811	69,413
Welbilt, Inc.(a)	5,201	87,533
Woodward, Inc.	2,049	223,136
Xylem, Inc.	6,497	541,850

		21,156,189

Marine — 0.0%
Costamare, Inc.	1,248	7,538
Eagle Bulk Shipping, Inc.(a)	1,522	8,295
Kirby Corp.(a)	2,118	173,083
Matson, Inc.	1,828	72,407
Safe Bulkers, Inc.(a)	2,358	4,221
Scorpio Bulkers, Inc.	1,346	7,241

		272,785

Media — 2.4%
AMC Networks, Inc., Class A(a)	1,955	114,191
Cable One, Inc.	139	147,414
CBS Corp., Class B	11,679	598,782
Central European Media Enterprises Ltd., Class A(a)	2,333	9,239
Charter Communications, Inc., Class A(a)	6,213	2,306,203
Cinemark Holdings, Inc.	3,949	166,055
Clear Channel Outdoor Holdings, Inc., Class A(a)	713	3,487
Comcast Corp., Class A	164,215	7,148,279
Daily Journal Corp.(a)	28	6,244
Discovery, Inc., Class A(a)(b)	6,571	203,044
Discovery, Inc., Class C(a)	11,204	322,227
DISH Network Corp., Class A(a)	8,047	282,611
Emerald Expositions Events, Inc.	736	10,341
Entercom Communications Corp., Class A	3,599	24,761
Entravision Communications Corp., Class A	1,689	4,847

Security	Shares	Value

Media (continued)
Eros International PLC(a)	1,249	$10,841
EW Scripps Co., Class A	1,830	41,706
Fluent, Inc.(a)	3,318	23,325
Fox Corp., Class A(a)	12,910	503,361
Fox Corp., Class B(a)	6,248	240,548
Gannett Co., Inc.	3,516	32,804
GCI Liberty, Inc., Class A(a)	3,574	213,082
Gray Television, Inc.(a)	3,449	80,810
IMAX Corp.(a)(b)	2,570	62,657
Interpublic Group of Cos., Inc.	13,730	315,790
John Wiley & Sons, Inc., Class A	1,797	82,985
Liberty Broadband Corp., Class A(a)	1,159	114,034
Liberty Broadband Corp., Class C(a)	3,432	338,773
Liberty Latin America Ltd., Class A(a)	2,374	49,688
Liberty Latin America Ltd., Class C(a)(b)	3,518	73,315
Liberty Media Corp. — Liberty Formula One, Class A(a)	581	21,939
Liberty Media Corp. — Liberty Formula One, Class C(a)(b)	7,601	294,995
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	3,250	129,805
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	5,785	232,326
Liberty Media Corp. — Liberty Braves, Class A(a)	602	17,073
Liberty Media Corp. — Liberty Braves, Class C(a)	944	26,574
Lions Gate Entertainment Corp., Class A	1,567	22,862
Lions Gate Entertainment Corp., Class B	3,282	44,635
LiveXLive Media, Inc.(a)(b)	943	4,687
Madison Square Garden Co., Class A(a)	644	201,211
MDC Partners, Inc., Class A(a)	2,553	5,361
Meredith Corp.	1,332	78,588
MSG Networks, Inc., Class A(a)	2,809	64,691
National CineMedia, Inc.	2,288	15,970
New Media Investment Group, Inc.	2,227	23,807
New York Times Co., Class A	4,731	156,833
News Corp., Class A	15,471	192,150
News Corp., Class B	5,383	67,234
Nexstar Media Group, Inc., Class A	1,569	183,651
Omnicom Group, Inc.	8,003	640,480
Reading International, Inc., Class A(a)	655	9,995
Scholastic Corp.	975	38,883
Sinclair Broadcast Group, Inc., Class A	2,280	104,401
Sirius XM Holdings, Inc.	59,342	344,777
TechTarget, Inc.(a)	559	9,330
TEGNA, Inc.	8,689	138,329
TiVo Corp.	3,425	32,092
Tribune Media Co., Class A	3,169	146,408
Tribune Publishing Co.(a)	502	5,401
Viacom, Inc., Class A	772	26,750
Walt Disney Co.	63,848	8,745,261
WideOpenWest, Inc.(a)	921	7,359
World Wrestling Entertainment, Inc., Class A	1,576	132,148

		25,697,450

21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)	10,476	$25,352
Alcoa Corp.(a)	6,494	173,260
Allegheny Technologies, Inc.(a)	4,571	113,909
Carpenter Technology Corp.	1,574	78,181
Century Aluminum Co.(a)	1,825	15,348
Cleveland-Cliffs, Inc.	9,868	98,581
Coeur Mining, Inc.(a)	5,267	19,014
Commercial Metals Co.	3,747	64,786
Compass Minerals International, Inc.	1,177	67,548
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.	51,681	636,193
Gold Resource Corp.	1,386	5,073
Haynes International, Inc.	363	11,728
Hecla Mining Co.	22,469	47,185
Kaiser Aluminum Corp.	855	84,132
Materion Corp.	691	40,099
Newmont Goldcorp Corp.	29,829	926,489
Nucor Corp.	11,837	675,538
Olympic Steel, Inc.	97	1,573
Reliance Steel & Aluminum Co.	2,478	227,877
Royal Gold, Inc.	2,268	197,452
Ryerson Holding Corp.(a)	148	1,280
Schnitzer Steel Industries, Inc., Class A	861	20,423
Southern Copper Corp.	2,999	115,221
Steel Dynamics, Inc.	7,968	252,426
SunCoke Energy, Inc.(a)	1,917	16,505
Synalloy Corp.	881	15,550
TimkenSteel Corp.(a)	1,376	13,953
U.S. Silica Holdings, Inc.	2,589	40,958
United States Steel Corp.	6,540	102,024
Universal Stainless & Alloy Products, Inc.(a)	371	5,339
Warrior Met Coal, Inc.	2,028	62,868
Worthington Industries, Inc.	1,445	57,988

		4,213,853

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	900	15,399
AGNC Investment Corp.	19,528	347,403
Annaly Capital Management, Inc.	49,342	497,861
Colony Credit Real Estate, Inc.	3,551	55,183
Drive Shack, Inc.(a)	6,320	32,485
Exantas Capital Corp.	848	9,286
Front Yard Residential Corp.	1,032	10,227
Granite Point Mortgage Trust, Inc.	1,154	22,191
KKR Real Estate Finance Trust, Inc.	471	9,500
Ready Capital Corp.	1,290	19,492
TPG RE Finance Trust, Inc.	969	19,099
Two Harbors Investment Corp.	9,340	129,452

		1,167,578

Security	Shares	Value

Multi-Utilities — 0.9%
Ameren Corp.	8,653	$629,679
Avista Corp.	2,052	88,523
Black Hills Corp.	1,845	134,242
CenterPoint Energy, Inc.	18,834	583,854
CMS Energy Corp.	11,047	613,661
Consolidated Edison, Inc.	11,264	970,506
Dominion Energy, Inc.	27,698	2,156,843
DTE Energy Co.	6,501	817,241
MDU Resources Group, Inc.	6,866	179,546
NiSource, Inc.	13,139	365,001
NorthWestern Corp.	1,529	106,801
Public Service Enterprise Group, Inc.	18,085	1,078,770
Sempra Energy	9,801	1,254,038
WEC Energy Group, Inc.	11,599	909,710

		9,888,415

Multiline Retail — 0.5%
Big Lots, Inc.	1,393	51,764
Burlington Stores, Inc.(a)	2,394	404,370
Dillard’s, Inc., Class A	348	23,821
Dollar General Corp.	9,915	1,250,182
Dollar Tree, Inc.(a)	8,712	969,471
JC Penney Co., Inc.(a)(b)	11,059	15,151
Kohl’s Corp.	6,237	443,451
Macy’s, Inc.	10,824	254,797
Nordstrom, Inc.	4,297	176,263
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,767	168,996
Target Corp.	19,419	1,503,419

		5,261,685

Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	2,469	31,653

Oil, Gas & Consumable Fuels — 4.3%
Abraxas Petroleum Corp.(a)	5,435	7,500
Alta Mesa Resources, Inc., Class A(a)	2,850	627
Anadarko Petroleum Corp.	18,110	1,319,313
Antero Resources Corp.(a)	7,542	54,680
Apache Corp.	13,704	450,999
Arch Coal, Inc., Class A	610	59,158
Ardmore Shipping Corp.(a)	591	4,125
Berry Petroleum Corp.	3,527	40,067
Bonanza Creek Energy, Inc.(a)	672	16,175
Cabot Oil & Gas Corp.	15,270	395,340
California Resources Corp.(a)	2,202	46,418
Callon Petroleum Co.(a)	6,970	52,345
Centennial Resource Development, Inc., Class A(a)	8,068	84,956
Cheniere Energy, Inc.(a)	8,217	528,764

22

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.(a)	39,433	$114,750
Chevron Corp.	69,503	8,344,530
Cimarex Energy Co.	3,491	239,692
Clean Energy Fuels Corp.(a)	4,949	15,540
CNX Resources Corp.(a)	6,831	61,206
Concho Resources, Inc.	6,971	804,314
ConocoPhillips	41,650	2,628,948
CONSOL Energy, Inc.(a)	881	29,866
Continental Resources, Inc.(a)	3,232	148,640
CVR Energy, Inc.	512	23,352
Delek US Holdings, Inc.	2,654	98,357
Denbury Resources, Inc.(a)	23,790	53,052
Devon Energy Corp.	17,294	555,829
DHT Holdings, Inc.	3,294	17,557
Diamondback Energy, Inc.	5,601	595,890
Dorian LPG Ltd.(a)	265	2,125
Energy Fuels, Inc.(a)(b)	9,063	27,189
EOG Resources, Inc.	21,217	2,037,893
EP Energy Corp., Class A(a)	381	108
EQT Corp.	9,814	200,696
Equitrans Midstream Corp.(a)	7,627	158,870
Evolution Petroleum Corp.	1,161	8,162
Extraction Oil & Gas, Inc.(a)	3,544	16,657
Exxon Mobil Corp.	154,614	12,412,412
Frontline Ltd.(a)	2,286	18,722
GasLog Ltd.	1,281	20,022
Golar LNG Ltd.	3,854	75,307
Goodrich Petroleum Corp.(a)	829	11,349
Green Plains, Inc.	1,196	20,775
Gulfport Energy Corp.(a)	5,379	35,232
Halcon Resources Corp.(a)	5,332	6,932
Hess Corp.	9,421	604,075
HighPoint Resources Corp.(a)	3,389	9,286
HollyFrontier Corp.	5,836	278,552
International Seaways, Inc.(a)	846	15,076
Jagged Peak Energy, Inc.(a)	2,073	21,912
Kinder Morgan, Inc.	71,827	1,427,202
Kosmos Energy Ltd.	10,916	73,028
Laredo Petroleum, Inc.(a)	4,661	14,076
Lilis Energy, Inc.(a)	1,744	2,232
Marathon Oil Corp.	31,598	538,430
Marathon Petroleum Corp.	24,644	1,500,080
Matador Resources Co.(a)	3,193	62,870
Midstates Petroleum Co., Inc.(a)	2,085	26,625
Montage Resources Corp.(a)	38	423
Murphy Oil Corp.	5,842	159,136
Murphy USA, Inc.(a)	1,229	105,043
Noble Energy, Inc.	17,094	462,564
Nordic American Tankers Ltd.	4,938	10,567
Northern Oil and Gas, Inc.(a)	13,626	36,109
Oasis Petroleum, Inc.(a)	8,289	50,563
Occidental Petroleum Corp.	27,619	1,626,207
ONEOK, Inc.	15,090	1,025,064

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Overseas Shipholding Group, Inc., Class A(a)	2,632	$4,790
Panhandle Oil and Gas, Inc., Class A	196	2,940
Par Pacific Holdings, Inc.(a)	783	15,300
Parsley Energy, Inc., Class A(a)	10,491	209,400
PBF Energy, Inc., Class A	4,493	150,875
PDC Energy, Inc.(a)	2,099	91,286
Peabody Energy Corp.	2,520	72,500
Penn Virginia Corp.(a)	390	17,511
Phillips 66	15,182	1,431,207
Pioneer Natural Resources Co.	6,278	1,045,036
QEP Resources, Inc.(a)	10,113	76,050
Range Resources Corp.	6,720	60,749
Renewable Energy Group, Inc.(a)	1,207	29,113
REX American Resources Corp.(a)	221	18,677
Ring Energy, Inc.(a)	2,128	11,023
SandRidge Energy, Inc.(a)	1,012	8,460
Scorpio Tankers, Inc.	2,206	56,871
SemGroup Corp., Class A	2,436	31,814
Ship Finance International Ltd.	4,752	60,636
SilverBow Resources, Inc.(a)	1,076	19,519
SM Energy Co.(b)	3,522	56,105
Southwestern Energy Co.(a)(b)	22,994	90,826
SRC Energy, Inc.(a)	7,639	46,980
Talos Energy, Inc.(a)	673	19,988
Targa Resources Corp.	7,831	314,415
Teekay Corp.(b)	2,111	8,782
Teekay Tankers Ltd., Class A	1,294	1,410
Tellurian, Inc.(a)(b)	2,575	24,463
Ultra Petroleum Corp.(a)(b)	6,025	2,533
Uranium Energy Corp.(a)	5,795	8,171
Valero Energy Corp.	15,610	1,415,203
W&T Offshore, Inc.(a)	2,856	18,221
Whiting Petroleum Corp.(a)	3,508	96,084
Williams Cos., Inc.	42,589	1,206,546
World Fuel Services Corp.	3,090	95,326
WPX Energy, Inc.(a)	13,939	193,613
Zion Oil & Gas, Inc.(a)(b)	2,870	1,602
		46,907,586

Paper & Forest Products — 0.0%
Boise Cascade Co.	1,353	37,465
Clearwater Paper Corp.(a)	1,133	22,853
Domtar Corp.	2,070	101,223
Louisiana-Pacific Corp.	5,415	135,646
Neenah, Inc.	540	36,639
PH Glatfelter Co.	1,299	20,498
Schweitzer-Mauduit International, Inc.	953	33,898
Verso Corp., Class A(a)	1,086	24,239

		412,461

Personal Products — 0.2%
Coty, Inc., Class A(b)	16,473	178,238
Edgewell Personal Care Co.(a)	2,165	89,263

23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
elf Beauty, Inc.(a)	1,016	$12,995
Estee Lauder Cos., Inc., Class A	7,668	1,317,439
Herbalife Nutrition Ltd.(a)	3,610	190,788
Inter Parfums, Inc.	577	41,827
Medifast, Inc.	363	53,248
Natural Health Trends Corp.	98	1,133
Nature’s Sunshine Products, Inc.(a)	255	2,295
Nu Skin Enterprises, Inc., Class A	2,171	110,439
Revlon, Inc., Class A(a)	260	5,551
USANA Health Sciences, Inc.(a)	423	35,303

		2,038,519

Pharmaceuticals — 4.0%
Aclaris Therapeutics, Inc.(a)	795	5,009
Aerie Pharmaceuticals, Inc.(a)	1,091	41,622
Akcea Therapeutics, Inc.(a)(b)	393	9,860
Akorn, Inc.(a)	3,178	8,581
Allergan PLC	12,409	1,824,123
Amneal Pharmaceuticals, Inc.(a)	2,714	34,929
Amphastar Pharmaceuticals, Inc.(a)	1,216	26,253
ANI Pharmaceuticals, Inc.(a)	309	21,933
Aratana Therapeutics, Inc.(a)	6,603	31,034
Assembly Biosciences, Inc.(a)	543	8,569
Assertio Therapeutics, Inc.(a)	2,355	9,820
Bristol-Myers Squibb Co.	59,811	2,777,025
Catalent, Inc.(a)	4,981	223,248
Clearside Biomedical, Inc.(a)(b)	877	1,087
Collegium Pharmaceutical, Inc.(a)(b)	921	12,830
Corcept Therapeutics, Inc.(a)	4,754	58,855
Corium International, Inc.(b)	973	175
Cymabay Therapeutics, Inc.(a)	1,820	23,314
Dermira, Inc.(a)	2,206	24,465
Dova Pharmaceuticals, Inc.(a)(b)	368	3,386
Durect Corp.(a)	2,947	1,625
Elanco Animal Health, Inc.(a)	11,972	377,118
Eli Lilly & Co.	32,233	3,772,550
Eloxx Pharmaceuticals, Inc.(a)	661	7,892
Endo International PLC(a)	9,415	70,612
Evolus, Inc.(a)(b)	275	6,705
Heska Corp.(a)	201	15,610
Horizon Pharma PLC(a)	6,372	162,677
Innovate Biopharmaceuticals, Inc.(a)(b)	895	1,441
Intersect ENT, Inc.(a)	830	26,967
Intra-Cellular Therapies, Inc.(a)	1,512	19,913
Jazz Pharmaceuticals PLC(a)	2,051	266,158
Johnson & Johnson	97,958	13,831,670
Kala Pharmaceuticals, Inc.(a)(b)	2,463	19,113
Lannett Co., Inc.(a)	1,056	8,121
Mallinckrodt PLC(a)(b)	3,436	53,121
Marinus Pharmaceuticals, Inc.(a)(b)	1,291	6,378
Medicines Co.(a)(b)	2,056	65,689
Melinta Therapeutics, Inc.(a)(b)	34	149
Merck & Co., Inc.	94,920	7,471,153

Security	Shares	Value

Pharmaceuticals (continued)
Mylan NV(a)	18,512	$499,639
MyoKardia, Inc.(a)	1,252	60,071
Nektar Therapeutics(a)	5,537	177,295
Neos Therapeutics, Inc.(a)	1,393	3,357
Odonate Therapeutics, Inc.(a)	353	6,940
Omeros Corp.(a)(b)	1,445	27,224
Optinose, Inc.(a)(b)	514	5,119
Pacira BioSciences, Inc.(a)	1,800	71,676
Paratek Pharmaceuticals, Inc.(a)(b)	915	5,042
Perrigo Co. PLC	4,735	226,901
Pfizer, Inc.	209,104	8,491,713
Phibro Animal Health Corp., Class A	619	21,485
Prestige Consumer Healthcare, Inc.(a)	1,713	50,396
Reata Pharmaceuticals, Inc., Class A(a)	632	49,587
Revance Therapeutics, Inc.(a)	1,026	13,584
Sienna Biopharmaceuticals, Inc.(a)(b)	546	1,016
SIGA Technologies, Inc.(a)	1,580	8,279
Supernus Pharmaceuticals, Inc.(a)	1,606	58,988
Teligent, Inc.(a)(b)	475	465
TherapeuticsMD, Inc.(a)(b)	4,721	20,300
Theravance Biopharma, Inc.(a)(b)	1,235	29,455
Tricida, Inc.(a)	1,231	42,174
WaVe Life Sciences Ltd.(a)	1,000	26,530
Xeris Pharmaceuticals, Inc.(a)	2,029	20,696
Zoetis, Inc.	17,633	1,795,745
Zogenix, Inc.(a)	1,757	68,505

		43,112,962

Professional Services — 0.5%
ASGN, Inc.(a)	1,855	116,939
Barrett Business Services, Inc.	250	18,215
BG Staffing, Inc.	933	21,804
CBIZ, Inc.(a)	1,845	35,627
CoStar Group, Inc.(a)	1,274	632,222
CRA International, Inc.	196	10,208
Equifax, Inc.	4,283	539,444
Exponent, Inc.	1,662	94,102
Forrester Research, Inc.	194	9,867
Franklin Covey Co.(a)	195	5,559
FTI Consulting, Inc.(a)	1,554	132,059
GP Strategies Corp.(a)	414	5,270
Heidrick & Struggles International, Inc.	563	20,144
Huron Consulting Group, Inc.(a)	692	33,444
ICF International, Inc.	640	49,837
IHS Markit Ltd.(a)	14,002	801,755
Insperity, Inc.	1,357	162,243
Kelly Services, Inc., Class A	887	19,745
Kforce, Inc.	689	24,818
Korn Ferry	2,175	102,269
ManpowerGroup, Inc.	2,141	205,622

24

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Mistras Group, Inc.(a)(b)	335	$4,593
Navigant Consulting, Inc.	1,401	31,985
Nielsen Holdings PLC	13,533	345,497
Paylocity Holding Corp.(a)	922	89,019
Resources Connection, Inc.	605	9,716
Robert Half International, Inc.	4,508	279,902
TransUnion	6,601	459,760
TriNet Group, Inc.(a)	1,697	105,791
TrueBlue, Inc.(a)	1,432	34,597
Verisk Analytics, Inc.	5,865	827,786
WageWorks, Inc.(a)	1,748	85,285
Willdan Group, Inc.(a)	300	11,859

		5,326,983

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	2,923	69,041
Altisource Portfolio Solutions SA(a)	294	6,959
CareTrust REIT, Inc.	2,722	66,009
CBRE Group, Inc., Class A(a)	11,892	619,216
Consolidated-Tomoka Land Co.	88	5,456
Cushman & Wakefield PLC(a)(b)	1,557	30,580
Essential Properties Realty Trust, Inc.	1,192	24,651
Forestar Group, Inc.(a)	92	1,773
FRP Holdings, Inc.(a)	186	9,428
Global Medical REIT, Inc.	4,386	44,737
Howard Hughes Corp.(a)	1,407	156,177
Jones Lang LaSalle, Inc.	1,579	244,066
Kennedy-Wilson Holdings, Inc.	4,952	106,666
Newmark Group, Inc., Class A	4,460	37,999
RE/MAX Holdings, Inc., Class A	632	27,385
Realogy Holdings Corp.	4,862	63,303
Redfin Corp.(a)(b)	3,313	68,513
RMR Group, Inc., Class A	188	10,874
St. Joe Co.(a)(b)	1,480	25,219
Stratus Properties, Inc.(a)	132	3,535
Tejon Ranch Co.(a)	507	8,746
Trinity Place Holdings, Inc.(a)(b)	384	1,505

		1,631,838

Road & Rail — 1.0%
AMERCO	268	100,010
ArcBest Corp.	886	27,076
Avis Budget Group, Inc.(a)	2,663	94,670
Covenant Transportation Group, Inc., Class A(a)	245	4,785
CSX Corp.	28,532	2,272,003
Daseke, Inc.(a)	1,090	5,624
Genesee & Wyoming, Inc., Class A(a)	2,173	192,636
Heartland Express, Inc.	1,276	25,112
Hertz Global Holdings, Inc.(a)	2,799	50,886
JB Hunt Transport Services, Inc.	3,412	322,366
Kansas City Southern	3,562	438,625
Knight-Swift Transportation Holdings, Inc.	4,603	153,510

Security	Shares	Value

Road & Rail (continued)
Landstar System, Inc.	1,388	$151,236
Marten Transport Ltd.	1,272	25,160
Norfolk Southern Corp.	9,815	2,002,456
Old Dominion Freight Line, Inc.	2,509	374,543
Ryder System, Inc.	1,731	109,053
Saia, Inc.(a)	851	54,796
Schneider National, Inc., Class B	1,409	29,448
Union Pacific Corp.	26,437	4,680,406
Universal Logistics Holdings, Inc.	345	8,425
US Xpress Enterprises, Inc., Class A(a)	3,082	20,773
USA Truck, Inc.(a)	408	5,810
Werner Enterprises, Inc.	1,616	54,136
YRC Worldwide, Inc.(a)	617	4,202

		11,207,747

Semiconductors & Semiconductor Equipment — 3.8%
Acacia Communications, Inc.(a)	860	49,777
ACM Research, Inc., Class A(a)	1,331	22,933
Adesto Technologies Corp.(a)(b)	971	6,185
Advanced Energy Industries, Inc.(a)	1,282	74,048
Advanced Micro Devices, Inc.(a)	33,515	926,020
Alpha & Omega Semiconductor Ltd.(a)	229	2,840
Ambarella, Inc.(a)	925	46,361
Amkor Technology, Inc.(a)	6,526	59,126
Analog Devices, Inc.	13,558	1,575,982
Applied Materials, Inc.	34,947	1,540,114
Aquantia Corp.(a)	694	6,600
Axcelis Technologies, Inc.(a)	1,025	21,822
AXT, Inc.(a)	1,214	6,920
Broadcom, Inc.	14,798	4,711,683
Brooks Automation, Inc.	2,206	82,747
Cabot Microelectronics Corp.	1,205	152,131
CEVA, Inc.(a)	893	22,495
Cirrus Logic, Inc.(a)	1,979	94,161
Cohu, Inc.	1,255	18,612
Cree, Inc.(a)	3,602	238,056
Cypress Semiconductor Corp.	12,712	218,392
Diodes, Inc.(a)	1,755	63,917
Entegris, Inc.	5,094	208,141
First Solar, Inc.(a)	3,002	184,713
FormFactor, Inc. (a)	2,501	47,394
Ichor Holdings Ltd.(a)	969	24,399
Impinj, Inc.(a)	724	21,192
Inphi Corp.(a)	1,359	62,052
Intel Corp.	164,281	8,384,902
KLA-Tencor Corp.	5,826	742,699
Kopin Corp.(a)(b)	1,560	1,950
Lam Research Corp.	5,632	1,168,246
Lattice Semiconductor Corp.(a)	5,116	66,252
MACOM Technology Solutions Holdings, Inc.(a)	2,303	31,989
Marvell Technology Group Ltd.	20,762	519,465
Maxim Integrated Products, Inc.	9,891	593,460
MaxLinear, Inc., Class A(a)	1,973	53,093

25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	8,570	$856,057
Micron Technology, Inc.(a)	41,024	1,725,469
MKS Instruments, Inc.	1,938	176,377
Monolithic Power Systems, Inc.	1,413	220,018
Nanometrics, Inc.(a)	691	20,585
NeoPhotonics Corp.(a)	3,433	23,447
NVE Corp.	172	16,479
NVIDIA Corp.	21,262	3,848,422
NXP Semiconductors NV	12,491	1,319,299
ON Semiconductor Corp.(a)	14,583	336,284
PDF Solutions, Inc.(a)	466	6,049
Photronics, Inc.(a)	2,227	20,800
Power Integrations, Inc.	1,465	115,764
Qorvo, Inc.(a)	4,386	331,626
QUALCOMM, Inc.	44,263	3,812,372
Rambus, Inc.(a)	3,047	34,919
Rudolph Technologies, Inc.(a)	953	23,053
Semtech Corp.(a)	2,463	132,682
Silicon Laboratories, Inc.(a)	1,638	176,347
Skyworks Solutions, Inc.	6,315	556,857
SMART Global Holdings, Inc.(a)	1,127	24,501
SunPower Corp.(a)(b)	2,301	16,613
Teradyne, Inc.	6,730	329,770
Texas Instruments, Inc.	34,579	4,074,444
Ultra Clean Holdings, Inc.(a)	1,174	14,053
Veeco Instruments, Inc.(a)	1,822	22,192
Xilinx, Inc.	9,098	1,093,034
Xperi Corp.	1,688	41,947

		41,420,329

Software — 6.8%
A10 Networks, Inc.(a)	1,111	7,177
ACI Worldwide, Inc.(a)	4,099	145,596
Adobe, Inc.(a)	18,026	5,214,021
Alarm.com Holdings, Inc.(a)	1,259	89,238
Allscripts Healthcare Solutions, Inc.(a)	5,814	57,384
Altair Engineering, Inc., Class A(a)	773	30,487
Alteryx, Inc., Class A(a)(b)	1,123	99,543
Amber Road, Inc.(a)	336	3,037
American Software, Inc., Class A	608	7,874
Anaplan, Inc.(a)	1,056	41,575
ANSYS, Inc.(a)	3,180	622,644
Appfolio, Inc., Class A(a)	449	43,602
Aspen Technology, Inc.(a)	2,563	312,455
Asure Software, Inc.(a)	507	3,529
Atlassian Corp. PLC, Class A(a)	3,520	387,728
Autodesk, Inc.(a)	8,078	1,439,580
Avalara, Inc.(a)	1,027	60,460
Avaya Holdings Corp.(a)	4,426	84,448
Benefitfocus, Inc.(a)	1,165	47,450
Blackbaud, Inc.	1,795	142,326
Blackline, Inc.(a)	1,646	84,078
Bottomline Technologies DE, Inc.(a)	1,351	68,320

Security	Shares	Value

Software (continued)
Box, Inc., Class A(a)(b)	4,996	$103,018
Cadence Design Systems, Inc.(a)	10,317	715,793
Carbon Black, Inc.(a)	2,356	32,371
CDK Global, Inc.	4,623	278,859
Ceridian HCM Holding, Inc.(a)(b)	1,831	97,318
ChannelAdvisor Corp.(a)	878	10,317
Cision Ltd.(a)	3,837	46,274
Citrix Systems, Inc.	4,875	492,180
Cloudera, Inc.(a)	7,672	85,389
CommVault Systems, Inc.(a)	1,561	82,109
Cornerstone OnDemand, Inc.(a)	2,534	138,483
Coupa Software, Inc.(a)	2,037	210,483
Digimarc Corp.(a)	290	8,639
DocuSign, Inc.(a)(b)	2,881	163,266
Domo, Inc., Class B(a)	754	28,886
Ebix, Inc.(b)	762	38,466
eGain Corp.(a)	724	7,233
Elastic NV(a)	468	40,037
Envestnet, Inc.(a)	1,386	98,392
ePlus, Inc.(a)	424	39,979
Everbridge, Inc.(a)	1,466	108,323
Fair Isaac Corp.(a)	991	277,232
FireEye, Inc.(a)	7,033	112,669
Five9, Inc.(a)	2,193	116,383
ForeScout Technologies, Inc.(a)	903	37,962
Fortinet, Inc.(a)	5,027	469,622
Glu Mobile, Inc.(a)	3,454	37,787
Guidewire Software, Inc.(a)	2,777	295,751
HubSpot, Inc.(a)	1,423	262,529
Instructure, Inc.(a)	984	42,391
Intuit, Inc.	8,858	2,223,890
j2 Global, Inc.	1,514	132,657
LivePerson, Inc.(a)	1,786	52,383
LogMeIn, Inc.	1,759	144,942
Manhattan Associates, Inc.(a)	2,340	157,833
Microsoft Corp.	276,699	36,136,889
MicroStrategy, Inc., Class A(a)	315	47,156
Mitek Systems, Inc.(a)	1,307	15,553
MobileIron, Inc.(a)	2,756	16,343
Model N, Inc.(a)	760	14,090
Monotype Imaging Holdings, Inc.	1,644	28,343
Netscout Systems, Inc.(a)	3,063	90,052
New Relic, Inc.(a)	1,587	167,016
Nuance Communications, Inc.(a)	10,159	170,976
Nutanix, Inc., Class A(a)(b)	5,516	238,236
OneSpan, Inc.(a)	969	17,965
Oracle Corp.	86,694	4,796,779
Park City Group, Inc.(a)	251	1,940
Paycom Software, Inc.(a)(b)	1,757	355,845
Pegasystems, Inc.	1,263	94,738
Pluralsight, Inc., Class A(a)	2,064	73,251
Progress Software Corp.	1,840	83,922
Proofpoint, Inc.(a)	1,770	221,993

26

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
PROS Holdings, Inc.(a)(b)	878	$44,989
PTC, Inc.(a)	4,147	375,179
Q2 Holdings, Inc.(a)(b)	1,382	104,230
QAD, Inc., Class A	286	13,405
Qualys, Inc.(a)	1,282	115,713
Rapid7, Inc.(a)	1,116	60,643
RealPage, Inc.(a)	3,028	197,456
Red Hat, Inc.(a)	6,348	1,158,700
RingCentral, Inc., Class A(a)	2,511	292,205
Rosetta Stone, Inc.(a)	562	14,174
SailPoint Technologies Holding, Inc.(a)	2,947	83,282
salesforce.com, Inc.(a)	26,013	4,301,250
SecureWorks Corp., Class A(a)	1,179	22,896
ServiceNow, Inc.(a)	6,564	1,782,192
ShotSpotter, Inc.(a)(b)	218	11,489
SolarWinds Corp.(a)(b)	1,521	29,736
Splunk, Inc.(a)	5,230	721,949
SPS Commerce, Inc.(a)	590	61,207
SS&C Technologies Holdings, Inc.	7,611	514,960
SVMK, Inc.(a)	1,283	22,966
Symantec Corp.	22,776	551,407
Synopsys, Inc.(a)	5,533	669,936
Tableau Software, Inc., Class A(a)	2,584	314,757
Telaria, Inc.(a)	2,084	15,026
TeleNav, Inc.(a)	760	4,735
Tenable Holdings, Inc.(a)	976	35,038
Trade Desk, Inc., Class A(a)	1,178	260,903
Tyler Technologies, Inc.(a)	1,390	322,355
Ultimate Software Group, Inc.(a)	1,104	365,038
Upland Software, Inc.(a)	467	21,711
Varonis Systems, Inc.(a)	868	61,758
Verint Systems, Inc.(a)(b)	2,495	150,673
Veritone, Inc.(a)(b)	406	2,513
VirnetX Holding Corp.(a)(b)	2,642	16,856
VMware, Inc., Class A	2,509	512,162
Workday, Inc., Class A(a)	5,359	1,101,971
Workiva, Inc.(a)	959	50,961
Yext, Inc.(a)	3,424	75,020
Zendesk, Inc.(a)	3,830	336,197
Zix Corp.(a)	3,893	31,728
Zscaler, Inc.(a)	2,038	139,216
Zynga, Inc., Class A(a)	28,730	162,612

		73,884,679

Specialty Retail — 2.2%
Aaron’s, Inc.(b)	2,586	144,014
Abercrombie & Fitch Co., Class A	2,906	86,860
Advance Auto Parts, Inc.	2,617	435,259
America’s Car-Mart, Inc.(a)	281	27,833
American Eagle Outfitters, Inc.	6,018	143,108
Asbury Automotive Group, Inc.(a)	625	50,113
Ascena Retail Group, Inc.(a)	4,289	5,104
AutoNation, Inc.(a)	2,255	94,552
AutoZone, Inc.(a)	901	926,507
Barnes & Noble Education, Inc.(a)	774	3,328

Security	Shares	Value

Specialty Retail (continued)
Barnes & Noble, Inc.	2,427	$12,208
Bed Bath & Beyond, Inc.	5,495	91,821
Best Buy Co., Inc.	8,286	616,561
Big 5 Sporting Goods Corp.(b)	357	939
BMC Stock Holdings, Inc.(a)	2,008	41,325
Boot Barn Holdings, Inc.(a)	1,343	38,665
Buckle, Inc.	884	16,336
Caleres, Inc.	1,279	33,548
CarMax, Inc.(a)	6,106	475,413
Carvana Co.(a)(b)	1,170	83,725
Cato Corp., Class A	507	7,686
Chico’s FAS, Inc.	3,622	12,677
Children’s Place, Inc.	701	79,087
Citi Trends, Inc.	277	5,127
Conn’s, Inc.(a)(b)	641	16,583
Container Store Group, Inc.(a)	2,315	20,002
Designer Brands, Inc.	3,069	68,285
Dick’s Sporting Goods, Inc.	2,462	91,094
Express, Inc.(a)	2,627	9,667
Five Below, Inc.(a)	1,889	276,531
Floor & Decor Holdings, Inc., Class A(a)	1,981	95,128
Foot Locker, Inc.	4,050	231,701
Francesca’s Holdings Corp.(a)(b)	821	568
GameStop Corp., Class A	3,539	30,612
Gap, Inc.	8,057	210,127
Genesco, Inc.(a)	625	28,006
GNC Holdings, Inc., Class A(a)	3,255	7,226
Group 1 Automotive, Inc.	663	51,920
Guess?, Inc.	1,837	37,420
Haverty Furniture Cos., Inc.	502	11,958
Hibbett Sports, Inc.(a)(b)	427	8,839
Home Depot, Inc.	41,289	8,410,569
Hudson Ltd., Class A(a)	1,455	22,320
Kirkland’s, Inc.(a)	341	2,005
L Brands, Inc.	9,095	233,196
Lithia Motors, Inc., Class A	728	82,643
Lowe’s Cos., Inc.	28,840	3,262,958
Lumber Liquidators Holdings, Inc.(a)(b)	1,004	13,273
MarineMax, Inc.(a)	1,512	26,142
Michaels Cos., Inc.(a)	3,572	40,149
Monro, Inc.	1,015	85,087
National Vision Holdings, Inc.(a)	2,652	71,604
O’Reilly Automotive, Inc.(a)	2,779	1,052,046
Office Depot, Inc.	17,190	41,256
Party City Holdco, Inc.(a)(b)	3,505	23,484
Penske Automotive Group, Inc.	1,575	72,324
Pier 1 Imports, Inc.(a)(b)	1,225	1,111
Rent-A-Center, Inc.(a)	1,370	34,154
RH(a)(b)	781	83,341
Ross Stores, Inc.	13,495	1,317,922
Sally Beauty Holdings, Inc.(a)	4,986	88,252
Shoe Carnival, Inc.	372	13,266
Signet Jewelers Ltd.	1,788	41,446
Sleep Number Corp.(a)	1,074	37,375

27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sonic Automotive, Inc., Class A	808	$16,346
Sportsman’s Warehouse Holdings, Inc.(a)	414	1,846
Systemax, Inc.	366	8,312
Tailored Brands, Inc.	1,674	13,643
Tiffany & Co.	4,352	469,233
Tile Shop Holdings, Inc.	1,702	8,272
Tilly’s, Inc., Class A	598	7,032
TJX Cos., Inc.	45,631	2,504,229
Tractor Supply Co.	4,490	464,715
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,026	707,033
Urban Outfitters, Inc.(a)	2,358	70,103
Williams-Sonoma, Inc.	3,171	181,286
Winmark Corp.	142	26,206
Zumiez, Inc.(a)	536	14,274

		24,175,916

Technology Hardware, Storage & Peripherals — 3.6%
3D Systems Corp.(a)(b)	3,456	36,772
Apple, Inc.	173,406	34,797,382
Avid Technology, Inc.(a)	592	4,499
Cray, Inc.(a)	1,260	33,088
Dell Technologies, Inc., Class C(a)	5,274	355,520
Diebold Nixdorf, Inc.(a)	2,781	28,060
Eastman Kodak Co.(a)(b)	340	836
Electronics for Imaging, Inc.(a)	1,455	54,111
Hewlett Packard Enterprise Co.	50,736	802,136
HP, Inc.	57,677	1,150,656
Immersion Corp.(a)	1,186	11,208
NCR Corp.(a)(b)	4,629	134,010
NetApp, Inc.	9,047	659,074
Pure Storage, Inc., Class A(a)	6,079	138,966
Stratasys Ltd. (a)(b)	1,763	40,990
Synaptics, Inc.(a)	1,075	40,495
USA Technologies, Inc.(a)(b)	1,580	8,959
Western Digital Corp.	10,799	552,045
Xerox Corp.	6,922	230,918

		39,079,725

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	5,139	226,527
Carter’s, Inc.	1,653	175,069
Columbia Sportswear Co.	1,102	110,167
Crocs, Inc.(a)	2,705	75,334
Culp, Inc.	170	3,488
Deckers Outdoor Corp.(a)	1,021	161,532
Fossil Group, Inc.(a)	1,424	18,612
G-III Apparel Group Ltd.(a)	1,377	59,418
Hanesbrands, Inc.	12,560	226,959
Lululemon Athletica, Inc.(a)	3,513	619,518
Movado Group, Inc.	450	16,042
NIKE, Inc., Class B	44,147	3,877,431

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	585	$48,590
PVH Corp.	2,840	366,332
Ralph Lauren Corp.	1,940	255,265
Rocky Brands, Inc.	309	7,883
Skechers U.S.A., Inc., Class A(a)	4,874	154,311
Steven Madden Ltd.	2,896	105,270
Tapestry, Inc.	10,693	345,063
Under Armour, Inc., Class A(a)	6,586	152,071
Under Armour, Inc., Class C(a)	7,474	154,861
Unifi, Inc.(a)	322	6,504
Vera Bradley, Inc.(a)	696	8,547
VF Corp.	11,939	1,127,161
Wolverine World Wide, Inc.	3,520	129,571

		8,431,526

Thrifts & Mortgage Finance — 0.2%
Axos Financial, Inc.(a)	1,972	64,524
Banc of California, Inc.	1,360	19,734
Berkshire Hills Bancorp, Inc.	1,243	37,277
Brookline Bancorp, Inc.	2,260	34,013
Capitol Federal Financial, Inc.	8,121	112,070
Columbia Financial, Inc.(a)	1,426	22,616
Dime Community Bancshares, Inc.	995	20,049
Entegra Financial Corp.(a)	170	5,015
Essent Group Ltd.(a)	3,417	162,137
Federal Agricultural Mortgage Corp., Class C	263	20,114
First Defiance Financial Corp.	610	18,001
Flagstar Bancorp, Inc.	908	32,461
Flushing Financial Corp.	756	17,086
Greene County Bancorp, Inc.	392	12,121
Hingham Institution for Savings	79	14,616
Home Bancorp, Inc.	190	6,962
HomeStreet, Inc.(a)	1,097	30,870
Impac Mortgage Holdings, Inc.(a)	232	798
Kearny Financial Corp.	3,052	42,728
Ladder Capital Corp.	2,642	45,971
LendingTree, Inc.(a)(b)	254	97,744
Merchants Bancorp	405	9,793
Meridian Bancorp, Inc.	1,376	23,695
Meta Financial Group, Inc.	945	24,343
MGIC Investment Corp.(a)	12,493	182,897
Mr Cooper Group, Inc.(a)	2,984	25,662
New York Community Bancorp, Inc.	17,102	198,896
NMI Holdings, Inc., Class A(a)	2,174	61,046
Northfield Bancorp, Inc.	1,190	17,850
Northwest Bancshares, Inc.	2,604	45,388
OceanFirst Financial Corp.	1,828	46,029
Ocwen Financial Corp.(a)	3,735	6,312
Oritani Financial Corp.	3,976	68,984
PCSB Financial Corp.	450	8,572
Provident Bancorp, Inc.(a)	433	10,608
Provident Financial Services, Inc.	1,941	51,475

28

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	7,945	$186,072
SI Financial Group, Inc.	1,578	22,597
Southern Missouri Bancorp, Inc.	347	11,642
Sterling Bancorp, Inc.	2,009	19,668
Territorial Bancorp, Inc.	536	15,517
TFS Financial Corp.	2,654	44,162
TrustCo Bank Corp. NY	1,531	12,248
United Community Financial Corp.	695	6,401
United Financial Bancorp, Inc.	1,299	17,134
Walker & Dunlop, Inc.	946	51,983
Washington Federal, Inc.	3,037	100,646
Waterstone Financial, Inc.	804	13,314
Western New England Bancorp, Inc.	2,207	21,320
WSFS Financial Corp.	2,055	88,735

		2,209,896

Tobacco — 0.8%
22nd Century Group, Inc.(a)(b)	4,139	9,065
Altria Group, Inc.	69,152	3,757,028
Philip Morris International, Inc.	56,746	4,911,934
Pyxus International, Inc.(a)(b)	693	15,821
Turning Point Brands, Inc.	273	11,676
Universal Corp.	807	43,465
Vector Group Ltd.	3,878	36,957

		8,785,946

Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,637	140,243
Aircastle Ltd.	1,676	33,386
Applied Industrial Technologies, Inc.	1,275	76,423
Beacon Roofing Supply, Inc.(a)	2,725	102,623
BlueLinx Holdings, Inc.(a)(b)	266	6,842
CAI International, Inc.(a)	573	14,228
DXP Enterprises, Inc.(a)	556	23,847
EVI Industries, Inc.	535	19,527
Fastenal Co.	10,792	761,376
Foundation Building Materials, Inc.(a)	572	7,773
GATX Corp.	1,433	110,527
GMS, Inc.(a)	1,078	18,994
H&E Equipment Services, Inc.	1,091	33,177
HD Supply Holdings, Inc.(a)	6,408	292,781
Herc Holdings, Inc.(a)	760	36,602
Kaman Corp.	920	56,957
Lawson Products, Inc.(a)	478	15,698
MRC Global, Inc.(a)	2,394	41,488
MSC Industrial Direct Co., Inc., Class A	1,640	137,186
NOW, Inc.(a)	3,477	50,834
Rush Enterprises, Inc., Class A	823	34,903
Rush Enterprises, Inc., Class B	266	11,172
SiteOne Landscape Supply, Inc.(a)(b)	1,592	107,142
Textainer Group Holdings Ltd.(a)(b)	625	5,994
Titan Machinery, Inc.(a)	378	6,502
Triton International Ltd.	1,626	53,577
United Rentals, Inc.(a)	2,868	404,159

Security	Shares	Value

Trading Companies & Distributors (continued)
Univar, Inc.(a)	4,891	$109,216
Veritiv Corp.(a)	406	11,323
W.W. Grainger, Inc.	1,632	460,224
Watsco, Inc.	1,163	184,301
WESCO International, Inc.(a)(b)	1,485	85,001

		3,454,026

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,573	104,232
Wesco Aircraft Holdings, Inc.(a)	1,784	15,057

		119,289

Water Utilities — 0.1%
American States Water Co.	1,551	110,385
American Water Works Co., Inc.	6,376	689,820
Aqua America, Inc.	6,307	246,351
Artesian Resources Corp., Class A	493	17,886
Cadiz, Inc.(a)(b)	459	4,700
California Water Service Group	1,529	77,046
Connecticut Water Service, Inc.	397	27,222
Consolidated Water Co.Ltd.	1,363	17,256
Evoqua Water Technologies Corp.(a)	2,386	32,497
Global Water Resources, Inc.	64	624
Middlesex Water Co.	482	27,951
SJW Group	1,031	63,984
York Water Co.	487	16,573

		1,332,295

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	2,198	49,983
Gogo, Inc.(a)(b)	2,125	11,178
NII Holdings, Inc.(a)(b)	2,730	5,351
Shenandoah Telecommunications Co.	1,455	60,135
Spok Holdings, Inc.	353	4,889
Sprint Corp.(a)	23,676	132,112
T-Mobile U.S., Inc.(a)	11,154	814,130
Telephone & Data Systems, Inc.	3,846	122,610
United States Cellular Corp.(a)	438	21,068

		1,221,456

Total Common Stocks — 98.8% (Cost — $849,154,503)		1,075,314,107

Investment Companies — 0.5%
iShares Russell 3000 ETF(b)(z)	30,832	5,341,336

Total Investment Companies — 0.5% (Cost — $4,874,719)		5,341,336

Total Long-Term Investments — 99.3% (Cost — $854,029,222)		1,080,655,443

29

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59% (d)(e)(f)	13,702,124	$13,707,605
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37% (e)(f)	6,211,185	6,211,185

Total Short-Term Securities — 1.8% (Cost — $19,915,477)		19,918,790

Total Investments — 101.1% (Cost — $873,944,699)		1,100,574,233

Liabilities in Excess of Other Assets — (1.1)%		(11,889,972)

Net Assets — 100.0%		$1,088,684,261

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,141,690	—		(5,439,566	)(b)	13,702,124	$13,707,605	$106,286	(c)	$828	$(695)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,830,428	1,380,757	(d)	—		6,211,185	6,211,185	147,825		—	—
BlackRock, Inc.	3,881	647		(174)		4,354	2,112,735	37,528		(21,212)	(16,168)
PNC Financial Services Group, Inc.(e)	14,821	2,693		(849)		16,665	—	43,471		(16,696)	(61,858)
PennyMac Mortgage Investment Trust	1,874	—		—		1,874	39,354	2,642		—	3,205
iShares Russell 3000 ETF	16,310	129,862		(115,340)		30,832	5,341,336	62,370		100,906	301,060

							$27,412,215	$400,122		$63,826	$225,544

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares purchased.
(e)	As of period end, the entity is no longer an affiliate of the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange

ETF	Exchange-Traded Fund

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

MSCI	Morgan Stanley Capital International

Radian	Radian Guaranty, Inc.

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

30

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts:
Russell 2000 E-Mini Index	11	06/21/19	$877	$7,544
S&P 500 E-Mini Index	41	06/21/19	6,044	133,451

				$140,995

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

31

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Total U.S. Stock Market Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$1,075,313,578	$175	$354	$1,075,314,107
Investment Companies	5,341,336	—	—	5,341,336
Short-Term Securities	19,918,790	—	—	19,918,790

	$1,100,573,704	$175	$354	$1,100,574,233

Derivative Financial Instruments(b)
Assets:
Equity contracts	$140,995	$—	$—	$140,995

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

32